UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04014
Meridian Fund, Inc.®
(Exact name of registrant as specified in charter)

100 Fillmore St., Suite 325
Denver, CO 80206
(Address of principal executive offices) (Zip code)

Brian Schaub
100 Fillmore St., Suite 325
Denver, CO  80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-398-2929
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Meridian Growth Fund
Legacy Class | (MERDX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Legacy Class)	$100	0.96%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Legacy Class/(MERDX))	7.32%	(2.36)%	7.63%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Institutional Class | (MRRGX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Institutional Class)	$93	0.90%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Institutional Class/(MRRGX))	7.40%	(2.32)%	7.67%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Class A | (MRAGX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class A)	$129	1.25%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class A/(MRAGX))	7.01%	(2.58)%	7.34%
Meridian Growth Fund (Class A/(MRAGX)) (1)	0.87%	(3.73)%	6.71%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Class C | (MRCGX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class C)	$202	1.96%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class C/(MRCGX))	6.23%	(3.29)%	6.57%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Investor Class | (MRIGX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Investor Class)	$107	1.03%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  SMID cap growth stocks delivered a 33% return over the period, outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 70 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, communication services, and energy sectors.
  Conversely, negative stock selection in the information technology, consumer discretionary, and industrials sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Investor Class/(MRIGX))	7.24%	(2.42)%	7.58%
Russell 2500® Growth Index	32.94%	4.98%	12.56%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$530,880,448
Total number of portfolio holdings	92
Total advisory fees paid	$4,786,924
Portfolio turnover rate as of the end of the reporting period	49%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	2.6%
Curtiss-Wright Corp.	2.5%
Axogen, Inc.	2.5%
Federal Signal Corp.	2.4%
Hinge Health, Inc. Class A	2.3%
Definium Therapeutics, Inc.	2.3%
Veracyte, Inc.	2.2%
StandardAero, Inc.	2.1%
Turning Point Brands, Inc.	2.1%
Generac Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Legacy Class | (MVALX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Legacy Class)	$134	1.17%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a period shaped by competing forces over the 12-month period ended June 30, 2026: optimism surrounding a resilient economy along with the AI boom and caution driven by geopolitical conflict, the specter of renewed inflation and valuation concerns.
  Small cap core stocks delivered a strong 36.7% return over the period, while small cap value stocks returned a remarkable 38.5%.
  As such, during the period we continued to employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the materials and technology sectors aided returns.
  Conversely, negative stock selection in the healthcare and industrials sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Legacy Class/(MVALX))	29.81%	8.42%	13.93%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 2500® Value Index	38.54%	10.28%	11.28%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$679,391,632
Total number of portfolio holdings	79
Total advisory fees paid	$6,117,518
Portfolio turnover rate as of the end of the reporting period	53%
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Class A | (MFCAX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class A)	$170	1.48%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a period shaped by competing forces over the 12-month period ended June 30, 2026: optimism surrounding a resilient economy along with the AI boom and caution driven by geopolitical conflict, the specter of renewed inflation and valuation concerns.
  Small cap core stocks delivered a strong 36.7% return over the period, while small cap value stocks returned a remarkable 38.5%.
  As such, during the period we continued to employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the materials and technology sectors aided returns.
  Conversely, negative stock selection in the healthcare and industrials sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class A/(MFCAX))	29.57%	8.13%	13.55%
Meridian Contrarian Fund (Class A/(MFCAX)) (1)	22.11%	6.86%	12.88%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 2500® Value Index	38.54%	10.28%	11.28%
Russell 3000® Index	22.82%	12.31%	15.06%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$679,391,632
Total number of portfolio holdings	79
Total advisory fees paid	$6,117,518
Portfolio turnover rate as of the end of the reporting period	53%
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Class C | (MFCCX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class C)	$255	2.23%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a period shaped by competing forces over the 12-month period ended June 30, 2026: optimism surrounding a resilient economy along with the AI boom and caution driven by geopolitical conflict, the specter of renewed inflation and valuation concerns.
  Small cap core stocks delivered a strong 36.7% return over the period, while small cap value stocks returned a remarkable 38.5%.
  As such, during the period we continued to employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the materials and technology sectors aided returns.
  Conversely, negative stock selection in the healthcare and industrials sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class C/(MFCCX))	28.43%	7.29%	12.75%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 2500® Value Index	38.54%	10.28%	11.28%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$679,391,632
Total number of portfolio holdings	79
Total advisory fees paid	$6,117,518
Portfolio turnover rate as of the end of the reporting period	53%
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Investor Class | (MFCIX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Investor Class)	$141	1.23%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a period shaped by competing forces over the 12-month period ended June 30, 2026: optimism surrounding a resilient economy along with the AI boom and caution driven by geopolitical conflict, the specter of renewed inflation and valuation concerns.
  Small cap core stocks delivered a strong 36.7% return over the period, while small cap value stocks returned a remarkable 38.5%.
  As such, during the period we continued to employ a fundamental research-driven process that includes screening for companies that have multiple quarters of year-over-year earnings declines; exploring the reason for the declines; and singling out the companies we believe are poised for an earnings rebound via a cohesive turnaround plan, a new management team, or through improvements or changes to the business.
  From a sector perspective, positive stock selection in the materials and technology sectors aided returns.
  Conversely, negative stock selection in the healthcare and industrials sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Investor Class/(MFCIX))	29.73%	8.38%	13.83%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 2500® Value Index	38.54%	10.28%	11.28%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$679,391,632
Total number of portfolio holdings	79
Total advisory fees paid	$6,117,518
Portfolio turnover rate as of the end of the reporting period	53%
Top Ten Holdings (1)
Texas Capital Bancshares, Inc.	2.6%
Envista Holdings Corp.	2.6%
Regal Rexnord Corp.	2.4%
First Citizens BancShares, Inc. Class A	2.4%
VSE Corp.	2.1%
PDF Solutions, Inc.	2.1%
BlackBerry Ltd. (Canada)	2.1%
Dollar Tree, Inc.	2.0%
Adeia, Inc.	1.9%
Caesars Entertainment, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Legacy Class | (MEIFX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Legacy Class)	$129	1.25%
What drove fund performance during the past 12 months?
  The S&P 500 Index returned 22% over the trailing twelve months, while the covered call index (CBOE S&P 500 BuyWrite Index) returned 17% over the same period.
  Equity gains were driven by resilient earnings, continued AI-related capital spending, and improving confidence that the Iran-related energy shock would not derail the AI expansion. Still, June's volatility underscored how sensitive crowded AI beneficiaries have become to valuation, guidance, interest rates, and capital-markets supply.
  At period end, approximately 31% of the portfolio was unhedged, reflecting the Fund's primary objective of long-term capital growth.
  The balance of the Fund is invested in companies with covered call options written against them — a strategy designed to balance the capital growth potential of the underlying holdings with the downside protection provided by option premium income.
  This approach allows our fundamental thesis on individual holdings to play out while generating income and providing a measure of downside protection.
  Positive contributors to performance included select names in the consumer discretionary, healthcare, and financial sectors.
  Conversely, select holdings in information technology and communication services detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Legacy Class/(MEIFX))	6.41%	5.48%	13.89%
S&P 500® Index	22.33%	13.41%	15.51%
CBOE S&P 500 Buy Write Index	17.34%	8.39%	7.72%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$33,734,189
Total number of portfolio holdings	87
Total advisory fees paid	$318,783
Portfolio turnover rate as of the end of the reporting period	36%
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Class A | (MRAEX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class A)	$155	1.50%
What drove fund performance during the past 12 months?
  The S&P 500 Index returned 22% over the trailing twelve months, while the covered call index (CBOE S&P 500 BuyWrite Index) returned 17% over the same period.
  Equity gains were driven by resilient earnings, continued AI-related capital spending, and improving confidence that the Iran-related energy shock would not derail the AI expansion. Still, June's volatility underscored how sensitive crowded AI beneficiaries have become to valuation, guidance, interest rates, and capital-markets supply.
  At period end, approximately 31% of the portfolio was unhedged, reflecting the Fund's primary objective of long-term capital growth.
  The balance of the Fund is invested in companies with covered call options written against them — a strategy designed to balance the capital growth potential of the underlying holdings with the downside protection provided by option premium income.
  This approach allows our fundamental thesis on individual holdings to play out while generating income and providing a measure of downside protection.
  Positive contributors to performance included select names in the consumer discretionary, healthcare, and financial sectors.
  Conversely, select holdings in information technology and communication services detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class A/(MRAEX))	6.16%	5.17%	13.53%
Meridian Hedged Equity Fund (Class A/(MRAEX)) (1)	0.06%	3.93%	12.86%
S&P 500® Index	22.33%	13.41%	15.51%
CBOE S&P 500 Buy Write Index	17.34%	8.39%	7.72%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$33,734,189
Total number of portfolio holdings	87
Total advisory fees paid	$318,783
Portfolio turnover rate as of the end of the reporting period	36%
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Class C | (MRCEX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class C)	$231	2.25%
What drove fund performance during the past 12 months?
  The S&P 500 Index returned 22% over the trailing twelve months, while the covered call index (CBOE S&P 500 BuyWrite Index) returned 17% over the same period.
  Equity gains were driven by resilient earnings, continued AI-related capital spending, and improving confidence that the Iran-related energy shock would not derail the AI expansion. Still, June's volatility underscored how sensitive crowded AI beneficiaries have become to valuation, guidance, interest rates, and capital-markets supply.
  At period end, approximately 31% of the portfolio was unhedged, reflecting the Fund's primary objective of long-term capital growth.
  The balance of the Fund is invested in companies with covered call options written against them — a strategy designed to balance the capital growth potential of the underlying holdings with the downside protection provided by option premium income.
  This approach allows our fundamental thesis on individual holdings to play out while generating income and providing a measure of downside protection.
  Positive contributors to performance included select names in the consumer discretionary, healthcare, and financial sectors.
  Conversely, select holdings in information technology and communication services detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class C/(MRCEX))	5.35%	4.53%	12.96%
S&P 500® Index	22.33%	13.41%	15.51%
CBOE S&P 500 Buy Write Index	17.34%	8.39%	7.72%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$33,734,189
Total number of portfolio holdings	87
Total advisory fees paid	$318,783
Portfolio turnover rate as of the end of the reporting period	36%
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Investor Class | (MRIEX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Investor Class)	$129	1.25%
What drove fund performance during the past 12 months?
  The S&P 500 Index returned 22% over the trailing twelve months, while the covered call index (CBOE S&P 500 BuyWrite Index) returned 17% over the same period.
  Equity gains were driven by resilient earnings, continued AI-related capital spending, and improving confidence that the Iran-related energy shock would not derail the AI expansion. Still, June's volatility underscored how sensitive crowded AI beneficiaries have become to valuation, guidance, interest rates, and capital-markets supply.
  At period end, approximately 31% of the portfolio was unhedged, reflecting the Fund's primary objective of long-term capital growth.
  The balance of the Fund is invested in companies with covered call options written against them — a strategy designed to balance the capital growth potential of the underlying holdings with the downside protection provided by option premium income.
  This approach allows our fundamental thesis on individual holdings to play out while generating income and providing a measure of downside protection.
  Positive contributors to performance included select names in the consumer discretionary, healthcare, and financial sectors.
  Conversely, select holdings in information technology and communication services detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Investor Class/(MRIEX))	6.41%	5.50%	13.85%
S&P 500® Index	22.33%	13.41%	15.51%
CBOE S&P 500 Buy Write Index	17.34%	8.39%	7.72%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$33,734,189
Total number of portfolio holdings	87
Total advisory fees paid	$318,783
Portfolio turnover rate as of the end of the reporting period	36%
Top Ten Holdings (1)
Crowdstrike Holdings, Inc. Class A	8.6%
DraftKings, Inc. Class A	5.0%
Aurora Innovation, Inc.	4.8%
Clear Secure, Inc. Class A	4.7%
Electronic Arts, Inc.	4.3%
Brookfield Asset Management Ltd. Class A(Canada)	3.7%
FedEx Corp.	3.5%
D.R. Horton, Inc.	3.4%
Fiserv, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Legacy Class | (MSGGX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Legacy Class)	$136	1.25%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))	17.09%	(0.32)%	9.37%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Institutional Class | (MSGRX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Institutional Class)	$119	1.10%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))	17.25%	(0.20)%	9.49%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Class A | (MSGAX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class A)	$163	1.50%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class A/(MSGAX))	16.80%	(0.61)%	9.04%
Meridian Small Cap Growth Fund (Class A/(MSGAX)) (1)	10.12%	(1.78)%	8.39%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Class C | (MSGCX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class C)	$243	2.25%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class C/(MSGCX))	15.94%	(1.33)%	8.26%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Investor Class | (MISGX)
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Investor Class)	$136	1.25%
What drove fund performance during the past 12 months?
  U.S. equity markets navigated a twelve-month period shaped by competing forces: optimism surrounding monetary easing and enthusiasm for AI-related investment on one hand, and escalating trade policy uncertainty and the outbreak—and subsequent de-escalation—of military conflict with Iran on the other.
  Small cap growth stocks delivered a 39% return over the period, significantly outperforming large cap growth stocks, which returned 18%.
  The investment strategy's emphasis on durability was evident during the period, as the strategy outperformed on 12 of the 15 days on which the index declined 2% or more.
  Our investment process seeks to focus on high quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we continued to find lower on the capitalization spectrum.
  The period saw pronounced relative outperformance by lower-quality stocks—the highest-beta quintile of the index outperformed the lowest by more than 60 percentage points, and companies with no earnings, and in many cases no revenue, meaningfully outpaced the broader index—which ran counter to the Fund's quality bias and created a significant headwind to relative results.
  From a sector perspective, stock selection was positive in the health care, financials, materials, and energy sectors.
  Conversely, negative stock selection in the information technology, industrials, and consumer discretionary sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Investor Class/(MISGX))	17.03%	(0.35)%	9.32%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.82%	12.31%	15.06%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$272,755,578
Total number of portfolio holdings	101
Total advisory fees paid	$3,117,264
Portfolio turnover rate as of the end of the reporting period	62%
Top Ten Holdings (1)
Axogen, Inc.	3.2%
Federal Signal Corp.	2.3%
Hinge Health, Inc. Class A	2.2%
Veracyte, Inc.	2.1%
Consensus Cloud Solutions, Inc.	2.1%
Apartment List, Inc. Series D	2.0%
Definium Therapeutics, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Turning Point Brands, Inc.	2.0%
Kadant, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that James Glavin is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $143,500 in 2026 and $143,500 in 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2026 and $0 in 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $23,000 in 2026 and $21,600 in 2025. The fiscal year tax fees were for review of each fund’s federal and excise tax returns and year-end distributions.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2026 and $0 in 2025.

(e)(1)

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services to be provided to the Registrant by the principal accountant, including services provided to any entity affiliated with the Registrant.

PROHIBITED SERVICES

The Committee shall confirm with the Auditor engaged to perform the audit of the Company that the Auditor is not performing contemporaneously any of the following non-audit services for the Company, the Adviser, or any affiliates of the Company or Adviser:

1.	bookkeeping or other services related to the accounting records or financial statements of the Company;

2.	financial information systems design and implementation;

3.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

4.	actuarial services;

5.	internal audit outsourcing services;

6.	management functions or human resources;

7.	broker or dealer, investment adviser, or investment banking services;

8.	legal services and expert services unrelated to the audit; and

9.	any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant for each of the last two fiscal years of the registrant was $23,000 in 2026 and $21,600 in 2025. The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2026 and $0 in 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual financial statements are attached herewith.

Financial Statements and Other Important Information
June 30, 2026
Meridian Fund, Inc.

Meridian Growth Fund
Meridian Contrarian Fund
Meridian Hedged Equity Fund
Meridian Small Cap Growth Fund

MERIDIAN FUND, INC.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments
June 30, 2026
	Shares	Value
Common Stocks - 94.4%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Cargurus, Inc.[1]	165,202	$5,631,736
Total Communication Services		5,631,736
Consumer Discretionary - 7.0%
Automobile Components - 0.5%
Fox Factory Holding Corp.[1]	139,250	2,359,591
Hotels, Restaurants & Leisure - 3.7%
Cava Group, Inc.[1]	34,962	2,743,818
Churchill Downs, Inc.	121,758	10,914,387
DraftKings, Inc. Class A1	235,389	5,945,926
		19,604,131
Household Durables - 1.0%
Somnigroup International, Inc.	68,663	5,383,179
Specialty Retail - 1.1%
Chewy, Inc. Class A1,2	174,727	3,433,385
Floor & Decor Holdings, Inc. Class A1,2	41,424	2,458,929
		5,892,314
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp.[1]	39,774	3,949,161
Total Consumer Discretionary		37,188,376
Consumer Staples - 2.1%
Tobacco - 2.1%
Turning Point Brands, Inc.	133,309	11,305,936
Total Consumer Staples		11,305,936
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Crescent Energy Co. Class A	217,976	2,140,524
Viper Energy, Inc. Class A	170,483	7,228,479
Total Energy		9,369,003
Financials - 5.8%
Capital Markets - 1.1%
WisdomTree, Inc.[2]	335,975	5,691,417
Consumer Finance - 1.0%
Figure Technology Solutions, Inc. Class A1,2	181,413	5,571,193
Financial Services - 2.0%
Euronet Worldwide, Inc.[1]	36,628	2,680,803
Remitly Global, Inc.[1,2]	369,076	8,270,993
		10,951,796
Insurance - 1.7%
Accelerant Holdings Class A (Cayman Islands)[1,2]	218,753	2,563,785
First American Financial Corp.	49,633	3,404,328
	Shares	Value
Neptune Insurance Holdings, Inc. Class A1	93,576	$2,947,644
		8,915,757
Total Financials		31,130,163
Health Care - 24.4%
Biotechnology - 7.2%
Agios Pharmaceuticals, Inc.[1]	84,010	3,117,611
Dyne Therapeutics, Inc.[1]	91,721	2,037,123
Halozyme Therapeutics, Inc.[1]	70,268	5,499,876
Legend Biotech Corp. ADR[1]	80,703	2,330,703
Madrigal Pharmaceuticals, Inc.[1]	13,149	7,060,356
Praxis Precision Medicines, Inc.[1,2]	19,209	6,430,981
Veracyte, Inc.[1]	197,454	11,596,474
		38,073,124
Health Care Equipment & Supplies - 8.1%
Axogen, Inc.[1]	285,123	13,169,831
Cooper Cos., Inc. (The)[1]	67,516	4,841,572
Globus Medical, Inc. Class A1	83,155	6,570,077
Omnicell, Inc.[1]	99,046	4,112,390
STERIS Plc	31,634	6,661,172
Tandem Diabetes Care, Inc.[1]	483,102	7,290,009
TransMedics Group, Inc.[1,2]	1,958	130,050
		42,775,101
Health Care Providers & Services - 4.4%
Hinge Health, Inc. Class A1,2	149,877	12,439,791
LifeStance Health Group, Inc.[1]	475,735	5,095,122
Lumexa Imaging Holdings, Inc.[1,2]	276,465	3,118,525
Privia Health Group, Inc.[1]	116,390	2,994,715
		23,648,153
Health Care Technology - 1.6%
Certara, Inc.[1]	445,947	2,920,953
Waystar Holding Corp.[1,2]	262,802	5,395,325
		8,316,278
Life Sciences Tools & Services - 0.9%
Stevanato Group SpA (Italy)	259,527	4,689,653
Pharmaceuticals - 2.2%
Definium Therapeutics, Inc.[1,2]	254,159	11,955,639
Total Health Care		129,457,948
Industrials - 33.9%
Aerospace & Defense - 6.9%
Applied Aerospace & Defense, Inc.[1]	270,952	6,172,286
Arxis, Inc. Class A1,2	65,607	3,027,107
Curtiss-Wright Corp.	17,651	13,375,222
StandardAero, Inc.[1,2]	379,624	11,354,554
York Space Systems, Inc.[1,2]	114,053	2,807,985
		36,737,154
The accompanying notes are an integral part of the financial statements.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
June 30, 2026
	Shares	Value
Building Products - 1.8%
AAON, Inc.	52,033	$6,600,906
Armstrong World Industries, Inc.	19,712	3,162,199
		9,763,105
Commercial Services & Supplies - 4.0%
Cimpress Plc (Ireland)[1]	53,191	5,409,525
MSA Safety, Inc.	13,884	2,423,869
RB Global, Inc. (Canada)	116,234	13,535,449
		21,368,843
Construction & Engineering - 3.1%
ITG, Inc.[1]	330,056	5,280,896
Legence Corp. Class A1	63,710	5,430,003
Sterling Infrastructure, Inc.[1]	6,902	5,793,263
		16,504,162
Electrical Equipment - 5.1%
Bloom Energy Corp. Class A1	19,703	5,964,098
Generac Holdings, Inc.[1]	37,691	11,036,302
Sensata Technologies Holding Plc	207,919	9,926,053
		26,926,453
Ground Transportation - 2.0%
Landstar System, Inc.	23,531	4,866,446
RXO, Inc.[1]	206,354	5,693,307
		10,559,753
Machinery - 6.7%
Federal Signal Corp.	99,657	12,804,928
JBT Marel Corp.	49,702	7,206,790
SPX Technologies, Inc.[1]	44,659	10,949,047
Timken Co. (The)	29,739	4,321,671
		35,282,436
Marine Transportation - 1.9%
Kirby Corp.[1]	71,909	9,777,467
Professional Services - 0.5%
Andersen Group, Inc. Class A1,2	69,250	2,612,110
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	30,470	10,303,431
Total Industrials		179,834,914
Information Technology - 17.2%
IT Services - 0.3%
Applied Digital Corp.[1,2]	45,986	1,715,278
Semiconductors & Semiconductor Equipment - 8.9%
Credo Technology Group Holding Ltd.[1]	27,685	7,528,936
Entegris, Inc.	41,023	7,378,397
GLOBALFOUNDRIES, Inc.	131,392	10,828,015
Lattice Semiconductor Corp.[1]	45,466	6,954,479
ON Semiconductor Corp.[1]	94,689	8,951,898
	Shares	Value
Rambus, Inc.[1]	40,079	$5,320,086
		46,961,811
Software - 8.0%
Alkami Technology, Inc.[1,2]	303,130	5,492,716
Aurora Innovation, Inc.[1,2]	602,126	4,106,499
Cellebrite DI Ltd. (Israel)[1]	238,878	3,487,619
Dynatrace, Inc.[1]	200,031	8,783,361
Klaviyo, Inc. Class A1,2	222,393	3,358,134
ServiceTitan, Inc. Class A1,2	40,659	2,874,998
Terawulf, Inc.[1,2]	108,310	2,675,257
Trimble, Inc.[1]	166,668	8,530,068
Via Transportation, Inc. Class A1,2	180,017	3,265,509
		42,574,161
Total Information Technology		91,251,250
Materials - 1.2%
Construction Materials - 0.7%
United States Lime & Minerals, Inc.	35,819	3,749,175
Metals & Mining - 0.5%
USA Rare Earth, Inc.[1,2]	115,260	2,487,311
Total Materials		6,236,486
Total Common Stocks - 94.4% (Cost $346,016,201)		501,405,812
Preferred Stocks - 4.7%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	7,710,158
Total Communication Services		7,710,158
Information Technology - 1.8%
IT Services - 1.1%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	5,733,741
Software - 0.7%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	2,643,039
Skyryse, Inc. Series C-1 Acquisition Date: 4/10/24, Cost $1,000,000[1,3,4]	49,338	977,386
		3,620,425
Total Information Technology		9,354,166

The accompanying notes are an integral part of the financial statements.

Meridian Funds	5	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
June 30, 2026
	Shares	Value
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	$7,726,250
Total Real Estate		7,726,250
Total Preferred Stocks - 4.7% (Cost $28,434,679)		24,790,574
Private Investment Fund - 0.8%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	4,158,332
Total Private Investment Fund - 0.8% (Cost $4,037,882)		4,158,332
Shares/ Principal Amount
Short-Term Investments - 5.5%
Money Market Funds - 5.5%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.53% [6]	6,331,222	6,331,222
	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.57% [6,7]	22,651,437	$22,651,437
Total Money Market Funds (Cost $28,982,659)		28,982,659
Total Short-Term Investments - 5.5% (Cost $28,982,659)		28,982,659
Total Investments - 105.4% (Cost $407,471,421)		559,337,377
Liabilities in Excess of Other Assets - (5.4)%		(28,456,929)
Net Assets - 100.0%		$530,880,448

ADR—American Depositary Receipt
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at June 30, 2026. Total value of such securities at year-end amounts to
$82,869,670 and represents 15.61% of net assets. Securities loaned with a value of $890,549 are pending settlement as of June 30, 2026.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at year-end amounts to $28,948,906 and represents 5.45% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures utilized by the Valuation Designee. See Note 1 in Notes to financial statements.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	The rate shown is the 7-Day SEC yield as of June 30, 2026.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	6	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments
June 30, 2026
	Shares	Value
Common Stocks - 91.8%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Samba TV, Inc. Common Shares Acquisition Date: 5/1/25, Cost $3,843,995[1,2,3]	15,368	$247,425
Samba TV, Inc. Common Shares in Escrow Acquisition Date: 5/1/25, Cost $2,406,005[1,2,3]	9,625	147,262
Total Communication Services		394,687
Consumer Discretionary - 5.7%
Automobile Components - 0.2%
Kodiak AI, Inc.[3,4]	225,000	1,143,000
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment, Inc.[3]	431,000	13,007,580
Specialty Retail - 1.6%
Aritzia, Inc. (Canada)[3]	102,216	11,298,957
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp. Common Stock	87,000	6,460,620
VF Corp.	423,975	7,071,903
		13,532,523
Total Consumer Discretionary		38,982,060
Consumer Staples - 4.5%
Consumer Staples Distribution & Retail - 1.9%
Dollar Tree, Inc.[3]	110,125	13,319,619
Food Products - 1.0%
Mama's Creations, Inc.[3,4]	380,000	6,783,000
Personal Care Products - 1.6%
Honest Co., Inc. (The)[3,4]	2,923,546	10,700,178
Total Consumer Staples		30,802,797
Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
California Resources Corp.	166,000	8,776,420
Cameco Corp. (Canada)	100,789	10,266,368
Denison Mines Corp. (Canada)[3]	2,714,000	8,304,840
Energy Fuels, Inc.[3,4]	310,000	4,495,000
NexGen Energy Ltd. (Canada)[3]	547,655	5,142,480
Total Energy		36,985,108
Financials - 10.4%
Banks - 6.2%
First Citizens BancShares, Inc. Class A	7,886	16,409,110
Texas Capital Bancshares, Inc.	170,737	17,630,303
Triumph Financial, Inc.[3]	107,836	8,228,965
		42,268,378
	Shares	Value
Capital Markets - 1.2%
LPL Financial Holdings, Inc.	28,835	$8,122,243
Financial Services - 1.1%
Klarna Group Plc (United Kingdom)[3,4]	356,000	7,205,440
Insurance - 1.9%
Axis Capital Holdings Ltd.	62,000	6,661,280
James River Group Holdings, Inc.	150,000	660,000
Universal Insurance Holdings, Inc.	135,000	5,583,600
		12,904,880
Total Financials		70,500,941
Health Care - 10.8%
Biotechnology - 2.5%
Legend Biotech Corp. ADR[3]	172,821	4,991,070
ORIC Pharmaceuticals, Inc.[3,4]	370,000	4,007,100
Precision BioSciences, Inc.[3,4]	274,140	2,154,740
Zenas Biopharma, Inc.[3,4]	222,812	5,654,969
		16,807,879
Health Care Equipment & Supplies - 6.1%
Envista Holdings Corp.[3]	663,643	17,486,993
Neogen Corp.[3]	1,152,609	10,361,955
Tandem Diabetes Care, Inc.[3]	159,000	2,399,310
Teleflex, Inc.	87,400	11,078,824
		41,327,082
Life Sciences Tools & Services - 2.2%
Bruker Corp.[4]	120,600	7,257,708
Maravai LifeSciences Holdings, Inc. Class A3	1,275,000	7,956,000
		15,213,708
Total Health Care		73,348,669
Industrials - 21.0%
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	50,500	9,829,825
VSE Corp.[4]	62,400	14,258,400
		24,088,225
Building Products - 1.9%
Advanced Drainage Systems, Inc.	60,000	9,417,600
Lennox International, Inc. Common Stock	6,200	3,552,290
		12,969,890
Commercial Services & Supplies - 1.5%
ACV Auctions, Inc. Class A3	900,000	6,471,000
Onterris, Inc.[3]	194,000	3,920,740
		10,391,740
The accompanying notes are an integral part of the financial statements.

Meridian Funds	7	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
June 30, 2026
	Shares	Value
Electrical Equipment - 3.4%
American Superconductor Corp.[3]	159,432	$6,618,022
Regal Rexnord Corp.	69,600	16,578,024
		23,196,046
Ground Transportation - 1.5%
U-Haul Holding Co.[3,4]	155,000	10,143,200
Machinery - 3.9%
ATS Corp. (Canada)[3]	280,000	8,058,400
Energy Recovery, Inc.[3]	847,000	7,639,940
Kornit Digital Ltd. (Israel)[3]	482,000	7,832,500
Lindsay Corp. Common Stock	25,161	3,114,932
		26,645,772
Professional Services - 3.7%
CACI International, Inc. Class A3	25,100	11,627,826
Parsons Corp.[3]	189,000	9,901,710
Planet Labs PBC[3,4]	106,000	3,511,780
		25,041,316
Trading Companies & Distributors - 1.5%
Transcat, Inc.[3]	112,200	10,408,794
Total Industrials		142,884,983
Information Technology - 18.0%
Electronic Equipment, Instruments & Components - 4.4%
Mirion Technologies, Inc.[3,4]	588,240	10,547,143
nLight, Inc.[3]	100,500	6,996,810
Ralliant Corp.	167,000	12,296,210
		29,840,163
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc.[3]	14,200	8,248,922
Ambarella, Inc.[3]	89,000	7,636,200
CEVA, Inc.[3]	229,000	10,799,640
Enphase Energy, Inc.[3]	118,842	5,851,780
Everspin Technologies, Inc.[3,4]	145,000	3,506,100
ON Semiconductor Corp.[3]	71,000	6,712,340
PDF Solutions, Inc.[3]	199,000	14,087,210
		56,842,192
Software - 5.2%
Adeia, Inc.[4]	401,000	13,204,930
BlackBerry Ltd. (Canada)[3]	1,099,833	13,912,888
Trimble, Inc.[3]	163,656	8,375,914
		35,493,732
Total Information Technology		122,176,087
Materials - 7.6%
Construction Materials - 2.0%
James Hardie Industries Plc[3,4]	314,000	8,220,520
	Shares	Value
Knife River Corp.[3,4]	60,000	$5,019,000
		13,239,520
Containers & Packaging - 3.1%
Crown Holdings, Inc.	90,642	10,135,588
Ranpak Holdings Corp.[3]	1,538,112	11,243,599
		21,379,187
Metals & Mining - 2.5%
Coeur Mining, Inc.	501,851	8,190,205
Constellium SE3	277,024	8,828,755
		17,018,960
Total Materials		51,637,667
Real Estate - 3.7%
Residential REITs - 1.7%
Sun Communities, Inc.	97,312	11,668,682
Specialized REITs - 2.0%
Fermi, Inc.[3]	553,000	5,065,480
VICI Properties, Inc.	303,000	8,044,650
		13,110,130
Total Real Estate		24,778,812
Utilities - 4.6%
Electric Utilities - 1.7%
Evergy, Inc.	137,000	11,840,910
Independent Power & Renewable Electricity Producers - 1.6%
Brookfield Renewable Corp. (Canada)	295,300	10,961,536
Water Utilities - 1.3%
Consolidated Water Co. Ltd.	287,000	8,466,500
Total Utilities		31,268,946
Total Common Stocks - 91.8% (Cost $397,156,233)		623,760,757
Preferred Stocks - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Skyryse, Inc. Series C Acquisition Date: 9/12/25 - 11/17/25, Cost $5,999,967[1,2,3]	222,022	4,564,772
Total Information Technology		4,564,772
Total Preferred Stocks - 0.7% (Cost $5,999,967)		4,564,772

The accompanying notes are an integral part of the financial statements.

Meridian Funds	8	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
June 30, 2026
	Shares	Value
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Albireo Pharma, Inc. CVR[2,3]	150,750	$373,860
Total Health Care		373,860
Total Rights - 0.0% (Cost $0)		373,860
Shares/ Principal Amount
Short-Term Investments - 10.0%
Money Market Funds - 10.0%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.53% [5]	51,574,994	51,574,994
	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.57% [5,6]	16,101,328	$16,101,328
Total Money Market Funds (Cost $67,676,322)		67,676,322
Total Short-Term Investments - 10.0% (Cost $67,676,322)		67,676,322
Total Investments - 102.5% (Cost $470,832,522)		696,375,711
Liabilities in Excess of Other Assets - (2.5)%		(16,984,079)
Net Assets - 100.0%		$679,391,632

ADR—American Depositary Receipt
CVR—Contingent Value Rights
PBC—Public Benefit Corporation
Plc—Public Limited Company
SE—Societas Europaea is the Latin term for a public limited liability company
[1]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at year-end amounts to $4,959,459 and represents 0.73% of net assets.
[2]	Security is valued using significant unobservable inputs in good faith in accordance with procedures utilized by the Valuation Designee. See Note 1 in Notes to financial statements.
[3]	Non-income producing securities.
[4]	All or portion of this security is on loan at June 30, 2026. Total value of such securities at year-end amounts to $49,134,345 and represents 7.23% of net assets.
[5]	The rate shown is the 7-Day SEC yield as of June 30, 2026.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	9	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments
June 30, 2026
	Shares	Value
Common Stocks - 114.5%
Communication Services - 16.1%
Diversified Telecommunication Services - 2.5%
Comcast Corp. Class A1	24,000	$589,200
Liberty Capital Corp. Class C2	910	19,620
Verizon Communications, Inc.	5,892	249,467
		858,287
Entertainment - 9.3%
Electronic Arts, Inc.[1]	7,100	1,455,784
Liberty Media Corp.-Liberty Formula One Class C1,2	9,700	922,858
Madison Square Garden Entertainment Corp.[2]	4,977	402,590
Walt Disney Co. (The)	3,546	341,302
		3,122,534
Interactive Media & Services - 2.7%
Match Group, Inc.[1]	24,000	913,200
Media - 1.6%
Liberty Broadband Corp. Class C2	4,553	151,433
Sirius XM Holdings, Inc.	11,515	340,153
Versant Media Group, Inc.	960	34,569
		526,155
Total Communication Services		5,420,176
Consumer Discretionary - 20.1%
Broadline Retail - 2.9%
Amazon.com, Inc.[2]	4,125	983,152
Hotels, Restaurants & Leisure - 9.4%
Chipotle Mexican Grill, Inc.[1,2]	23,600	802,400
DraftKings, Inc. Class A1,2	66,700	1,684,842
MGM Resorts International[1,2]	14,400	688,464
		3,175,706
Household Durables - 3.4%
D.R. Horton, Inc.[1]	7,000	1,140,160
Specialty Retail - 4.0%
Chewy, Inc. Class A1,2	49,000	962,850
Home Depot, Inc. (The)	1,148	404,877
		1,367,727
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	3,025	124,176
Total Consumer Discretionary		6,790,921
Consumer Staples - 3.1%
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	473	442,477
Target Corp.	1,250	163,263
		605,740
	Shares	Value
Personal Care Products - 1.3%
Kenvue, Inc.[1]	24,000	$458,640
Total Consumer Staples		1,064,380
Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	3,310	548,666
Phillips 66[1]	4,900	828,345
Total Energy		1,377,011
Financials - 21.0%
Banks - 3.7%
JPMorgan Chase & Co.	2,000	654,660
U.S. Bancorp	9,777	590,531
		1,245,191
Capital Markets - 8.6%
Brookfield Asset Management Ltd. Class A (Canada)[1]	28,200	1,264,770
Intercontinental Exchange, Inc.	4,398	541,438
KKR & Co., Inc.[1]	9,600	881,088
S&P Global, Inc.	490	199,557
		2,886,853
Consumer Finance - 2.2%
Capital One Financial Corp.[1]	3,700	742,294
Financial Services - 6.5%
Fiserv, Inc.[1,2]	21,000	1,030,050
PayPal Holdings, Inc.[1]	11,500	496,570
Visa, Inc. Class A	1,955	670,741
		2,197,361
Total Financials		7,071,699
Health Care - 6.5%
Life Sciences Tools & Services - 2.7%
Danaher Corp.[1]	4,800	914,304
Pharmaceuticals - 3.8%
Johnson & Johnson	2,215	562,544
Royalty Pharma Plc Class A	12,759	715,397
		1,277,941
Total Health Care		2,192,245
Industrials - 9.9%
Air Freight & Logistics - 3.5%
FedEx Corp.[1]	3,800	1,189,894
Commercial Services & Supplies - 5.5%
ACV Auctions, Inc. Class A2	53,594	385,341
GEO Group, Inc. (The)[1,2]	28,300	836,265
GFL Environmental, Inc.	17,526	644,781
		1,866,387
The accompanying notes are an integral part of the financial statements.

Meridian Funds	10	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
June 30, 2026
	Shares	Value
Ground Transportation - 0.9%
Fedex Freight Holding Co., Inc.[2]	1,900	$286,900
Total Industrials		3,343,181
Information Technology - 27.6%
Semiconductors & Semiconductor Equipment - 2.3%
GLOBALFOUNDRIES, Inc.	2,940	242,285
NVIDIA Corp.	1,450	290,131
QUALCOMM, Inc.[1]	1,300	240,227
		772,643
Software - 25.2%
Aurora Innovation, Inc.[1,2]	236,300	1,611,566
Clear Secure, Inc. Class A1	28,300	1,577,159
Crowdstrike Holdings, Inc. Class A1,2	3,800	2,899,932
Microsoft Corp.	1,513	564,379
ServiceNow, Inc.[1,2]	7,500	744,600
Via Transportation, Inc. Class A1,2	52,000	943,280
Workday, Inc. Class A1,2	1,300	159,146
		8,500,062
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	88	25,464
Total Information Technology		9,298,169
Real Estate - 3.5%
Real Estate Management & Development - 0.1%
Seaport Entertainment Group, Inc.[2,3]	1,361	36,202
Specialized REITs - 3.4%
American Tower Corp.	2,096	342,843
Equinix, Inc.	772	804,725
		1,147,568
Total Real Estate		1,183,770
Utilities - 2.6%
Electric Utilities - 1.6%
Entergy Corp.	4,787	549,835
Independent Power & Renewable Electricity Producers - 1.0%
Vistra Corp.	2,047	324,716
Total Utilities		874,551
Total Common Stocks - 114.5% (Cost $31,130,699)		38,616,103
	Shares/ Principal Amount	Value
Short-Term Investments - 16.3%
Money Market Funds - 16.3%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.53% [4]	5,520,995	$5,520,995
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.57% [4,5]	361	361
Total Money Market Funds (Cost $5,521,356)		5,521,356
Total Short-Term Investments - 16.3% (Cost $5,521,356)		5,521,356
Total Investments - 130.8% (Cost $36,652,055)		44,137,459
Liabilities in Excess of Other Assets - (30.8)%		(10,403,270)
Net Assets - 100.0%		$33,734,189
Value
Call Options Written - (30.7)%
Total Call Options Written - (30.7)% (Premium received $(7,267,005))	$(10,366,520)

The accompanying notes are an integral part of the financial statements.

Meridian Funds	11	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
June 30, 2026
Plc—Public Limited Company
[1]	Securities, or a portion thereof, with a value of $25,977,888 were pledged as collateral for written options by the fund.
[2]	Non-income producing securities.
[3]	All or portion of this security is on loan at June 30, 2026. Total value of such securities at year-end amounts to $346 and represents 0.00% of net assets.
[4]	The rate shown is the 7-Day SEC yield as of June 30, 2026.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	12	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
June 30, 2026
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Kenvue, Inc.	$18.00	9/18/26	240	$458,640	$(120,171)	$(34,560)
Crowdstrike Holdings, Inc. Class A	280.00	12/18/26	38	2,899,932	(532,818)	(1,881,380)
Liberty Media Corp.-Liberty Formula One Class C	75.00	12/18/26	97	922,858	(164,030)	(236,680)
MGM Resorts International	40.00	12/18/26	144	688,464	(221,620)	(144,000)
ServiceNow, Inc.	78.00	12/18/26	75	744,600	(248,538)	(229,500)
Aurora Innovation, Inc.	3.00	1/15/27	2,363	1,611,566	(527,602)	(1,134,240)
Brookfield Asset Management Ltd. Class A	40.00	1/15/27	282	1,264,770	(319,096)	(239,700)
Clear Secure, Inc. Class A	24.53	1/15/27	283	1,577,159	(312,847)	(936,730)
Comcast Corp. Class A	30.00	1/15/27	240	589,200	(184,582)	(47,040)
DraftKings, Inc. Class A	17.50	1/15/27	283	714,858	(331,949)	(281,585)
DraftKings, Inc. Class A	20.00	1/15/27	384	969,984	(586,348)	(297,600)
Electronic Arts, Inc.	115.00	1/15/27	71	1,455,784	(234,788)	(660,300)
GEO Group, Inc. (The)	12.00	1/15/27	283	836,265	(167,328)	(529,210)
Match Group, Inc.	25.00	1/15/27	240	913,200	(296,663)	(336,000)
Phillips 66	110.00	1/15/27	49	828,345	(143,999)	(307,230)
Via Transportation, Inc. Class A	12.50	1/15/27	520	943,280	(256,395)	(452,400)
Chewy, Inc. Class A	12.50	3/19/27	490	962,850	(363,796)	(416,500)
Danaher Corp.	180.00	3/19/27	48	914,304	(159,800)	(150,240)
KKR & Co., Inc.	80.00	3/19/27	96	881,088	(241,557)	(205,440)
PayPal Holdings, Inc.	35.00	3/19/27	115	496,570	(126,293)	(127,650)
QUALCOMM, Inc.	175.00	3/19/27	13	240,227	(79,288)	(59,865)
Capital One Financial Corp.	160.00	6/17/27	37	742,294	(157,730)	(206,090)
Chipotle Mexican Grill, Inc.	32.50	6/17/27	236	802,400	(284,429)	(166,380)
FedEx Corp.	300.00	6/17/27	38	1,189,894	(363,560)	(433,200)
Workday, Inc. Class A	175.00	6/17/27	13	159,146	(106,521)	(22,100)
D.R. Horton, Inc.	110.00	1/21/28	70	1,140,160	(303,933)	(465,500)
Fiserv, Inc.	40.00	1/21/28	210	1,030,050	(431,324)	(365,400)
				Total	$(7,267,005)	$(10,366,520)
The accompanying notes are an integral part of the financial statements.

Meridian Funds	13	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments
June 30, 2026
	Shares	Value
Common Stocks - 90.0%
Communication Services - 1.2%
Interactive Media & Services - 1.2%
Cargurus, Inc.[1]	91,255	$3,110,883
Total Communication Services		3,110,883
Consumer Discretionary - 6.6%
Automobile Components - 1.4%
Fox Factory Holding Corp.[1]	64,204	1,087,937
Stoneridge, Inc.[1]	386,041	2,825,820
		3,913,757
Hotels, Restaurants & Leisure - 5.2%
Black Rock Coffee Bar, Inc. Class A1	114,834	951,974
Cava Group, Inc.[1,2]	16,906	1,326,783
Churchill Downs, Inc.	35,054	3,142,240
First Watch Restaurant Group, Inc.[1]	165,177	2,129,131
Monarch Casino & Resort, Inc.	19,619	2,582,057
Pursuit Attractions and Hospitality, Inc.[1]	71,272	3,989,094
		14,121,279
Total Consumer Discretionary		18,035,036
Consumer Staples - 2.0%
Tobacco - 2.0%
Turning Point Brands, Inc.[2]	63,558	5,390,354
Total Consumer Staples		5,390,354
Energy - 2.5%
Energy Equipment & Services - 0.4%
NCS Multistage Holdings, Inc.[1]	27,330	1,205,800
Oil, Gas & Consumable Fuels - 2.1%
Crescent Energy Co. Class A2	97,851	960,897
Viper Energy, Inc. Class A	110,211	4,672,946
		5,633,843
Total Energy		6,839,643
Financials - 5.3%
Capital Markets - 1.1%
WisdomTree, Inc.[2]	169,829	2,876,903
Consumer Finance - 1.0%
Figure Technology Solutions, Inc. Class A1,2	87,416	2,684,545
Financial Services - 1.5%
Remitly Global, Inc.[1,2]	185,195	4,150,220
Insurance - 1.7%
Accelerant Holdings Class A (Cayman Islands)[1,2]	106,843	1,252,200
	Shares	Value
Neptune Insurance Holdings, Inc. Class A1	111,612	$3,515,778
		4,767,978
Total Financials		14,479,646
Health Care - 28.7%
Biotechnology - 12.1%
Aktis Oncology, Inc.[1,2]	105,570	3,402,521
CareDx, Inc.[1]	187,157	5,333,974
CG oncology, Inc.[1,2]	39,213	2,786,084
Compass Therapeutics, Inc.[1,2]	211,802	463,846
Erasca, Inc.[1]	125,055	2,291,008
Kiniksa Pharmaceuticals International Plc[1]	30,758	1,966,974
Neurogene, Inc.[1,2]	75,859	2,385,766
Newamsterdam Pharma Co., N.V. (Netherlands)[1]	53,374	1,808,845
PMV Pharmaceuticals, Inc.[1]	1,056,713	1,415,995
Praxis Precision Medicines, Inc.[1,2]	9,597	3,212,980
Veracyte, Inc.[1,2]	98,068	5,759,534
Zenas Biopharma, Inc.[1,2]	84,524	2,145,219
		32,972,746
Health Care Equipment & Supplies - 5.4%
Axogen, Inc.[1]	188,298	8,697,484
Omnicell, Inc.[1]	47,861	1,987,189
Tandem Diabetes Care, Inc.[1]	274,345	4,139,866
		14,824,539
Health Care Providers & Services - 5.6%
Hinge Health, Inc. Class A1,2	74,438	6,178,354
LifeStance Health Group, Inc.[1]	296,114	3,171,381
Lumexa Imaging Holdings, Inc.[1,2]	129,960	1,465,949
Pediatrix Medical Group, Inc.[1]	116,167	2,942,510
Privia Health Group, Inc.[1]	55,432	1,426,265
		15,184,459
Health Care Technology - 1.5%
Certara, Inc.[1,2]	223,669	1,465,032
Waystar Holding Corp.[1]	129,584	2,660,359
		4,125,391
Life Sciences Tools & Services - 1.3%
Stevanato Group SpA (Italy)	193,350	3,493,835
Pharmaceuticals - 2.8%
Definium Therapeutics, Inc.[1,2]	115,671	5,441,164
Structure Therapeutics, Inc. ADR[1]	42,027	2,255,589
		7,696,753
Total Health Care		78,297,723
The accompanying notes are an integral part of the financial statements.

Meridian Funds	14	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
June 30, 2026
	Shares	Value
Industrials - 24.6%
Aerospace & Defense - 2.5%
Aevex Corp. Class A1,2	82,321	$1,719,686
Applied Aerospace & Defense, Inc.[1]	135,899	3,095,779
Voyager Technologies, Inc. Class A1,2	12,719	410,188
York Space Systems, Inc.[1,2]	62,739	1,544,634
		6,770,287
Commercial Services & Supplies - 4.0%
ACV Auctions, Inc. Class A1	275,192	1,978,630
Cimpress Plc (Ireland)[1]	26,297	2,674,405
Onterris, Inc.[1,2]	81,082	1,638,667
RB Global, Inc. (Canada)[2]	40,430	4,708,074
		10,999,776
Construction & Engineering - 3.3%
ITG, Inc.[1]	169,381	2,710,096
Legence Corp. Class A1	32,377	2,759,492
Sterling Infrastructure, Inc.[1]	4,068	3,414,516
		8,884,104
Ground Transportation - 1.6%
Landstar System, Inc.	11,885	2,457,937
RXO, Inc.[1]	66,830	1,843,840
		4,301,777
Machinery - 6.9%
Elmet Group Co. (The)[1,2]	89,352	1,763,808
Federal Signal Corp.	49,514	6,362,054
Kadant, Inc.	17,107	5,375,533
SPX Technologies, Inc.[1]	22,058	5,407,960
		18,909,355
Marine Transportation - 1.8%
Kirby Corp.[1]	35,291	4,798,517
Professional Services - 1.9%
Andersen Group, Inc. Class A1,2	69,059	2,604,906
Asure Software, Inc.[1,2]	227,146	1,803,539
Forrester Research, Inc.[1]	107,078	900,526
		5,308,971
Trading Companies & Distributors - 2.6%
NPK International, Inc.[1]	229,340	3,648,799
Titan Machinery, Inc.[1]	74,726	1,578,213
Transcat, Inc.[1]	21,183	1,965,147
		7,192,159
Total Industrials		67,164,946
Information Technology - 14.5%
Electronic Equipment, Instruments & Components - 0.4%
Crane NXT Co.[2]	25,231	1,290,818
	Shares	Value
Semiconductors & Semiconductor Equipment - 4.3%
Allegro MicroSystems, Inc. (Japan)[1]	49,489	$3,445,424
indie Semiconductor, Inc. Class A (China)[1,2]	626,040	2,810,920
PDF Solutions, Inc.[1,2]	44,670	3,162,189
Rambus, Inc.[1]	16,993	2,255,651
		11,674,184
Software - 9.8%
8x8, Inc.[1]	623,471	1,066,135
Alkami Technology, Inc.[1,2]	153,917	2,788,976
Amplitude, Inc. Class A1	388,581	2,972,645
Cellebrite DI Ltd. (Israel)[1]	120,599	1,760,745
Consensus Cloud Solutions, Inc.[1]	148,215	5,654,402
I3 Verticals, Inc. Class A1,2	79,814	1,704,827
Porch Group, Inc.[1,2]	272,962	4,105,349
Sprout Social, Inc. Class A1	188,320	1,421,816
Terawulf, Inc.[1,2]	51,167	1,263,825
Via Transportation, Inc. Class A1,2	86,497	1,569,056
Weave Communications, Inc.[1]	398,175	2,385,068
		26,692,844
Total Information Technology		39,657,846
Materials - 2.9%
Construction Materials - 0.7%
United States Lime & Minerals, Inc.	17,344	1,815,397
Containers & Packaging - 0.5%
Ranpak Holdings Corp.[1,2]	176,843	1,292,722
Metals & Mining - 1.7%
Almonty Industries, Inc. (Canada)[1]	206,627	3,421,743
Guardian Metal Resources Plc ADR (United Kingdom)[1]	40,785	571,398
Rare Earths Americas, Inc.[1,2]	51,043	779,937
		4,773,078
Total Materials		7,881,197
Real Estate - 0.7%
Specialized REITs - 0.7%
Fermi, Inc.[1,2]	217,405	1,991,430
Total Real Estate		1,991,430
Utilities - 1.0%
Water Utilities - 1.0%
Pure Cycle Corp.[1]	239,595	2,566,062
Total Utilities		2,566,062
Total Common Stocks - 90.0% (Cost $175,972,440)		245,414,766

The accompanying notes are an integral part of the financial statements.

Meridian Funds	15	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
June 30, 2026
	Shares	Value
Warrants - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Helus Pharma, Strike Price $8.14, Expires 06/30/27 Acquisition Date: 3/24/26, Cost $0[1,3,4]	91,000	$306,670
Total Health Care		306,670
Total Warrants - 0.1% (Cost $0)		306,670
Preferred Stocks - 7.7%
Communication Services - 1.7%
Specialty Retail - 1.7%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	4,667,229
Total Communication Services		4,667,229
Health Care - 2.0%
Biotechnology - 2.0%
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	617,692
Medley Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	4,829,182
Total Health Care		5,446,874
Information Technology - 2.0%
IT Services - 1.2%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	3,349,008
Software - 0.8%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320[1,3,4]	128,530	2,028,203
Total Information Technology		5,377,211
	Shares	Value
Real Estate - 2.0%
Real Estate Management & Development - 2.0%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	$5,518,750
Total Real Estate		5,518,750
Total Preferred Stocks - 7.7% (Cost $26,272,025)		21,010,064
Private Investment Fund - 1.1%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	3,004,730
Total Private Investment Fund - 1.1% (Cost $2,917,695)		3,004,730
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Inhibrx, Inc. CVR[1,4]	96,915	69,779
Total Health Care		69,779
Total Rights - 0.0% (Cost $0)		69,779
	Shares/ Principal Amount
Short-Term Investments - 8.6%
Money Market Funds - 8.6%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.53% [6]	6,079,749	6,079,749
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.57% [6,7]	17,303,242	17,303,242
Total Money Market Funds (Cost $23,382,991)		23,382,991
Total Short-Term Investments - 8.6% (Cost $23,382,991)		23,382,991
Total Investments - 107.5% (Cost $228,545,151)		293,189,000
Liabilities in Excess of Other Assets - (7.5)%		(20,433,422)
Net Assets - 100.0%		$272,755,578

The accompanying notes are an integral part of the financial statements.

Meridian Funds	16	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
June 30, 2026
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at June 30, 2026. Total value of such securities at year-end amounts to $51,966,143 and represents 19.05% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at year-end amounts to $24,321,464 and represents 8.92% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures utilized by the Valuation Designee. See Note 1 in Notes to financial statements.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	The rate shown is the 7-Day SEC yield as of June 30, 2026.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	17	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Assets and Liabilities
June 30, 2026	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Assets
Investments, at value[1,2]	$559,337,377	$696,375,711	$44,137,459	$293,189,000
Receivables and other assets:
Fund shares purchased	7,963	—	—	5,598
Investments sold	12,029,642	—	—	33,478
Dividends	54,253	461,400	38,239	66,113
Securities lending interest	78,141	78,454	29	47,350
Prepaid expenses	38,940	40,667	18,718	27,264
Total Assets	571,546,316	696,956,232	44,194,445	293,368,803

Liabilities
Collateral held for securities on loan	22,651,437	16,101,328	361	17,303,242
Options written at value[3]	—	—	10,366,520	—
Payables and other accrued expenses:
Fund shares sold	11,999,257	60,781	15,706	153,060
Investments purchased	5,416,855	675,819	—	2,731,120
Investment management fees	335,351	543,871	18,180	198,593
Distribution and service plan fees	457	1,001	280	1,391
Professional fees	93,180	80,847	39,295	84,394
Transfer agent fees	64,135	51,468	3,370	43,140
Other	105,196	49,485	16,544	98,285
Total Liabilities	40,665,868	17,564,600	10,460,256	20,613,225
Commitment and Contingencies (see Note 1)
Net Assets	$530,880,448	$679,391,632	$33,734,189	$272,755,578

Net Assets Consist of
Paid-in capital	$378,482,902	$389,984,122	$26,851,660	$213,416,607
Accumulated earnings	152,397,546	289,407,510	6,882,529	59,338,971
Net Assets	$530,880,448	$679,391,632	$33,734,189	$272,755,578
[1] Investments at cost	$407,471,421	$470,832,522	$36,652,055	$228,545,151

[2]	Including securities on loan valued at $82,869,670, $49,134,345, $346 and $51,966,143 respectively. See Note 4 in Notes to Financial Statements.
[3]	Written options, premium received of $—, $—, $7,267,005 and $—, respectively.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	18	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Assets and Liabilities (continued)
June 30, 2026	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Net Asset Value
Legacy Class
Net Assets	$486,216,571	$666,815,207	$27,402,769	$11,469,393
Shares outstanding[1]	14,176,915	14,039,218	2,001,203	836,528
Net Asset value per share (offering and redemption price)	$34.30	$47.50	$13.69	$13.71
Institutional Class
Net Assets	$34,829,266	$—	$—	$230,731,606
Shares outstanding[1]	1,013,422	—	—	16,549,124
Net Asset value per share (offering and redemption price)	$34.37	$—	$—	$13.94
Class A
Net Assets	$1,768,144	$2,749,295	$1,338,991	$5,063,023
Shares outstanding[1]	55,661	60,846	101,965	395,105
Net Asset value per share (offering and redemption price)	$31.77	$45.18	$13.13	$12.81
Class C
Net Assets	$117,324	$560,134	$5,612	$525,935
Shares outstanding[1]	4,042	13,619	453	46,169
Net Asset value per share (offering and redemption price)	$29.03	$41.13	$12.39	$11.39
Investor Class
Net Assets	$7,949,143	$9,266,996	$4,986,817	$24,965,621
Shares outstanding[1]	236,590	198,020	365,160	1,842,132
Net Asset value per share (offering and redemption price)	$33.60	$46.80	$13.66	$13.55

[1]	500,000,000 shares authorized, $0.01 par value.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	19	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Operations
For the Year Ended June 30, 2026	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Investment Income
Dividends	$2,066,254	$5,453,045	$605,222	$997,482
Foreign taxes withheld	(57,034)	(85,319)	(7,533)	(17,854)
Securities lending[1]	211,600	479,078	543	267,630
Total investment income	2,220,820	5,846,804	598,232	1,247,258

Expenses
Investment management fees	4,786,924	6,117,518	318,783	3,117,264
Custodian fees	77,630	68,347	10,001	48,665
Distribution and service plan fees:
Class A	3,611	5,855	4,522	11,814
Class C	2,341	5,709	55	6,101
Directors' fees	136,131	138,462	8,111	68,601
Pricing fees	106,076	87,311	22,938	91,783
Audit and tax fees	45,059	42,729	30,731	44,662
Legal fees	37,867	32,403	1,580	12,105
Registration and filing fees	99,345	89,048	84,220	103,183
Shareholder communications fees	103,248	81,426	37,472	63,397
Transfer agent fees	450,303	419,233	28,914	257,464
Recoupment of investment advisory fees previously waived	—	112	—	62
Miscellaneous expenses	94,388	66,687	19,478	48,486
Total expenses	5,942,923	7,154,840	566,805	3,873,587
Less waivers and/or reimbursements (Note 6)	(21,802)	—	(126,231)	(322,535)
Net expenses	5,921,121	7,154,840	440,574	3,551,052
Net investment income (loss)	(3,700,301)	(1,308,036)	157,658	(2,303,794)

Realized and Unrealized Gain (Loss)
Net realized gain on investments and foreign currency transactions	11,410,995	85,141,152	3,327,296	6,270,958
Net realized gain on written options	—	272,194	1,643,251	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	24,140,862	77,588,152	(822,188)	38,555,205
Net change in unrealized depreciation on written options	—	—	(2,128,277)	—
Total realized and unrealized gain	35,551,857	163,001,498	2,020,082	44,826,163
Net increase in net assets resulting from operations	$31,851,556	$161,693,462	$2,177,740	$42,522,369

[1]	Net of rebates and fees paid to borrowers.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	20	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Changes in Net Assets
	Meridian Growth Fund		Meridian Contrarian Fund
Changes in Net Assets From:	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Operations
Net investment income/(loss)	$(3,700,301)	$(4,203,956)	$(1,308,036)	$1,725,771
Net realized gain	11,410,995	112,522,003	85,413,346	52,353,215
Net change in unrealized appreciation/(depreciation)	24,140,862	(88,812,326)	77,588,152	32,832,555
Net increase in net assets resulting from operations	31,851,556	19,505,721	161,693,462	86,911,541

Distributions to Shareholders:
Legacy Class	(43,641,276)	(851,664)	(67,316,593)	(22,856,624)
Institutional Class	(4,152,922)	(350,433)	—	—
Class A	(142,532)	(3,564)	(276,659)	(63,515)
Class C	(25,836)	(711)	(74,069)	(23,069)
Investor Class	(757,539)	(22,046)	(818,117)	(535,918)
Decrease in net assets from distributions	(48,720,105)	(1,228,418)	(68,485,438)	(23,479,126)

Fund Share Transactions
Net increase/(decrease) in net assets resulting from fund share transactions (Note 2)	(239,526,403)	(378,066,543)	12,137,782	(54,134,488)
Total increase/(decrease) in net assets	(256,394,952)	(359,789,240)	105,345,806	9,297,927

Net Assets
Beginning of Year	787,275,400	1,147,064,640	574,045,826	564,747,899
End of Year	$530,880,448	$787,275,400	$679,391,632	$574,045,826
The accompanying notes are an integral part of the financial statements.

Meridian Funds	21	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Changes in Net Assets (continued)
	Meridian Hedged Equity Fund		Meridian Small Cap Growth Fund
Changes in Net Assets From:	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Operations
Net investment income/(loss)	$157,658	$225,853	$(2,303,794)	$(2,826,119)
Net realized gain	4,970,547	388,496	6,270,958	47,489,022
Net change in unrealized appreciation/(depreciation)	(2,950,465)	4,165,776	38,555,205	(31,316,609)
Net increase in net assets resulting from operations	2,177,740	4,780,125	42,522,369	13,346,294

Distributions to Shareholders:
Legacy Class	(2,003,134)	(5,177,449)	(800,394)	(241,124)
Institutional Class	—	—	(18,145,786)	(5,195,528)
Class A	(151,699)	(275,215)	(437,221)	(182,310)
Class C	(370)	(822)	(51,102)	(31,777)
Investor Class	(234,915)	(352,475)	(4,568,174)	(2,030,735)
Decrease in net assets from distributions	(2,390,118)	(5,805,961)	(24,002,677)	(7,681,474)

Fund Share Transactions
Net decrease in net assets resulting from fund share transactions (Note 2)	(9,081,507)	(1,220,048)	(95,585,510)	(97,049,550)
Total decrease in net assets	(9,293,885)	(2,245,884)	(77,065,818)	(91,384,730)

Net Assets
Beginning of Year	43,028,074	45,273,958	349,821,396	441,206,126
End of Year	$33,734,189	$43,028,074	$272,755,578	$349,821,396
The accompanying notes are an integral part of the financial statements.

Meridian Funds	22	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Legacy Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$34.80	$34.35	$34.20	$33.95	$55.49
Income (loss) from investment operations:
Net investment loss[1]	(0.20)	(0.15)	(0.09)	(0.11)	(0.21)
Net realized and unrealized gain (loss)	2.52	0.64	0.24	4.46	(13.93)
Net increase (decrease) from investment operations	2.32	0.49	0.15	4.35	(14.14)
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of year	$34.30	$34.80	$34.35	$34.20	$33.95
Total return	7.32%	1.43%	0.44%	14.67%	(29.20)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.61)%[3]	(0.43)%[3]	(0.27)%[3]	(0.31)%[3]	(0.43)%[3]
Ratio of expenses to average net assets	0.96%[3]	0.91%[3]	0.90%[3]	0.88%[3]	0.85%[3]

Supplemental Data
Net Assets, End of Year (000's)	$486,217	$619,120	$737,420	$930,493	$962,311
Portfolio Turnover Rate	49%	40%	33%	47%	42%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	23	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Institutional Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$34.84	$34.38	$34.22	$33.96	$55.48
Income (loss) from investment operations:
Net investment loss[1]	(0.17)	(0.14)	(0.08)	(0.09)	(0.19)
Net realized and unrealized gain (loss)	2.52	0.64	0.24	4.45	(13.93)
Net increase (decrease) from investment operations	2.35	0.50	0.16	4.36	(14.12)
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of year	$34.37	$34.84	$34.38	$34.22	$33.96
Total return	7.40%	1.46%	0.47%	14.69%	(29.17)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.51)%[3]	(0.40)%[3]	(0.24)%[3]	(0.27)%[3]	(0.40)%[3]
Ratio of expenses to average net assets:
Total expenses	0.92%[3]	0.88%[3]	0.87%[3]	0.85%[3]	0.82%[3]
After fees waived[4]	0.90%[3]	0.88%[3]	0.87%[3]	0.85%[3]	0.82%[3]

Supplemental Data
Net Assets, End of Year (000's)	$34,829	$152,344	$386,379	$488,196	$422,429
Portfolio Turnover Rate	49%	40%	33%	47%	42%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[4]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	24	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Class A	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$32.53	$32.17	$32.09	$32.16	$53.12
Income (loss) from investment operations:
Net investment loss[1]	(0.28)	(0.22)	(0.14)	(0.17)	(0.34)
Net realized and unrealized gain (loss)	2.34	0.62	0.22	4.20	(13.22)
Net increase (decrease) from investment operations	2.06	0.40	0.08	4.03	(13.56)
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)
Redemption fees	—	0.00[2]	—	—	—
Net asset value, end of year	$31.77	$32.53	$32.17	$32.09	$32.16
Total return[3]	7.01%	1.25%	0.25%	14.48%	(29.43)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.90)%[4]	(0.66)%[4]	(0.44)%[4]	(0.52)%[4]	(0.75)%[4]
Ratio of expenses to average net assets	1.25%[4]	1.14%[4]	1.07%[4]	1.08%[4]	1.17%[4]

Supplemental Data
Net Assets, End of Year (000's)	$1,768	$2,088	$2,719	$3,414	$4,163
Portfolio Turnover Rate	49%	40%	33%	47%	42%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	25	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Class C	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$30.17	$30.06	$30.19	$30.73	$51.42
Income (loss) from investment operations:
Net investment loss[1]	(0.45)	(0.42)	(0.33)	(0.39)	(0.64)
Net realized and unrealized gain (loss)	2.13	0.57	0.20	3.95	(12.65)
Net increase (decrease) from investment operations	1.68	0.15	(0.13)	3.56	(13.29)
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)
Redemption fees	—	—	—	—	—
Net asset value, end of year	$29.03	$30.17	$30.06	$30.19	$30.73
Total return[2]	6.23%	0.50%	(0.43)%	13.56%	(29.91)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.60)%[3]	(1.35)%[3]	(1.14)%[3]	(1.30)%[3]	(1.44)%[3]
Ratio of expenses to average net assets	1.96%[3]	1.82%[3]	1.78%[3]	1.84%[3]	1.87%[3]

Supplemental Data
Net Assets, End of Year (000's)	$117	$336	$677	$961	$1,459
Portfolio Turnover Rate	49%	40%	33%	47%	42%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Excludes the effects of any sales charges.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	26	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Investor Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$34.17	$33.75	$33.62	$33.46	$54.83
Income (loss) from investment operations:
Net investment loss[1]	(0.22)	(0.17)	(0.10)	(0.13)	(0.23)
Net realized and unrealized gain (loss)	2.47	0.63	0.23	4.39	(13.74)
Net increase (decrease) from investment operations	2.25	0.46	0.13	4.26	(13.97)
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of year	$33.60	$34.17	$33.75	$33.62	$33.46
Total return	7.24%	1.37%	0.39%	14.61%	(29.25)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.67)%[3]	(0.48)%[3]	(0.31)%[3]	(0.38)%[3]	(0.50)%[3]
Ratio of expenses to average net assets	1.03%[3]	0.96%[3]	0.96%[3]	0.94%[3]	0.92%[3]

Supplemental Data
Net Assets, End of Year (000's)	$7,949	$13,388	$19,871	$33,267	$40,639
Portfolio Turnover Rate	49%	40%	33%	47%	42%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	27	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Legacy Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$41.26	$36.79	$37.68	$36.27	$50.21
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.09)	0.12	0.16	0.16	(0.01)
Net realized and unrealized gain (loss)	11.44	5.99	0.94	5.17	(7.44)
Net increase (decrease) from investment operations	11.35	6.11	1.10	5.33	(7.45)
Less distributions to shareholders:
Distributions from net investment income	(0.14)	(0.19)	(0.17)	—	—
Distributions from net realized capital gains	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)
Total distributions to shareholders	(5.11)	(1.64)	(1.99)	(3.92)	(6.49)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of year	$47.50	$41.26	$36.79	$37.68	$36.27
Total return	29.81%	16.91%	3.02%	15.71%	(17.18)%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.21)%	0.31%	0.45%	0.44%	(0.03)%
Ratio of expenses to average net assets	1.17%	1.17%	1.17%	1.15%	1.12%

Supplemental Data
Net Assets, End of Year (000's)	$666,815	$564,372	$545,609	$596,928	$560,554
Portfolio Turnover Rate	53%	45%	58%	54%	57%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	28	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Class A	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$39.46	$35.26	$36.13	$35.04	$48.85
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.22)	0.01	0.05	0.05	(0.17)
Net realized and unrealized gain (loss)	10.90	5.73	0.91	4.96	(7.17)
Net increase (decrease) from investment operations	10.68	5.74	0.96	5.01	(7.34)
Less distributions to shareholders:
Distributions from net investment income	(0.04)	(0.09)	(0.01)	—	—
Distributions from net realized capital gains	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)
Total distributions to shareholders	(5.01)	(1.54)	(1.83)	(3.92)	(6.49)
Redemption fees	0.05	0.00[2]	—	—	0.02
Net asset value, end of year	$45.18	$39.46	$35.26	$36.13	$35.04
Total return[3]	29.57%	16.58%	2.74%	15.33%	(17.40)%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.52)%	0.03%	0.14%	0.13%	(0.38)%
Ratio of expenses to average net assets	1.48%	1.46%	1.44%	1.46%	1.46%

Supplemental Data
Net Assets, End of Year (000's)	$2,749	$2,014	$1,424	$2,451	$2,057
Portfolio Turnover Rate	53%	45%	58%	54%	57%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	29	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Class C	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$36.59	$32.97	$34.16	$33.56	$47.38
Income (loss) from investment operations:
Net investment loss[1]	(0.48)	(0.26)	(0.20)	(0.20)	(0.43)
Net realized and unrealized gain (loss)	9.99	5.33	0.83	4.72	(6.91)
Net increase (decrease) from investment operations	9.51	5.07	0.63	4.52	(7.34)
Less distributions to shareholders:
Distributions from net realized capital gains	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)
Total distributions to shareholders	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)
Redemption fees	—	—	—	0.00[2]	0.01
Net asset value, end of year	$41.13	$36.59	$32.97	$34.16	$33.56
Total return[3]	28.43%	15.67%	1.93%	14.50%	(18.01)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.28)%	(0.77)%	(0.61)%	(0.59)%	(1.06)%
Ratio of expenses to average net assets:
Total expenses	2.23%	2.25%	2.24%	2.23%	2.19%
Before fees waived and excluding recoupment of past waived fees	2.23%	2.25%	2.24%	2.23%	2.19%
After fees waived[4]	2.23%	2.25%	2.23%	2.20%	2.19%
After fees waived and excluding recoupment of past waived fees[4]	2.21%	2.24%	—	—	—

Supplemental Data
Net Assets, End of Year (000's)	$560	$539	$570	$583	$403
Portfolio Turnover Rate	53%	45%	58%	54%	57%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	30	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Investor Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$40.72	$36.32	$37.22	$35.89	$49.77
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.12)	0.10	0.16	0.16	(0.05)
Net realized and unrealized gain (loss)	11.28	5.92	0.91	5.09	(7.34)
Net increase (decrease) from investment operations	11.16	6.02	1.07	5.25	(7.39)
Less distributions to shareholders:
Distributions from net investment income	(0.11)	(0.17)	(0.15)	—	—
Distributions from net realized capital gains	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)
Total distributions to shareholders	(5.08)	(1.62)	(1.97)	(3.92)	(6.49)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]
Net asset value, end of year	$46.80	$40.72	$36.32	$37.22	$35.89
Total return	29.73%	16.88%	3.00%	15.65%	(17.21)%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.27)%	0.26%	0.43%	0.43%	(0.11)%
Ratio of expenses to average net assets	1.23%	1.20%	1.20%	1.19%	1.18%

Supplemental Data
Net Assets, End of Year (000's)	$9,267	$7,121	$17,144	$16,487	$11,088
Portfolio Turnover Rate	53%	45%	58%	54%	57%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	31	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Legacy Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$13.80	$14.22	$12.51	$12.26	$17.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.07	0.09	0.02	(0.04)
Net realized and unrealized gain (loss)	0.77	1.44	1.70	1.28	(1.74)
Net increase (decrease) from investment operations	0.83	1.51	1.79	1.30	(1.78)
Less distributions to shareholders:
Distributions from net investment income	(0.19)	(0.11)	(0.02)	—	—
Distributions from net realized capital gains	(0.75)	(1.82)	(0.06)	(1.05)	(3.76)
Total distributions to shareholders	(0.94)	(1.93)	(0.08)	(1.05)	(3.76)
Redemption fees	—	—	0.00[2]	—	—
Net asset value, end of year	$13.69	$13.80	$14.22	$12.51	$12.26
Total return	6.41%	11.26%	14.37%	11.52%	(13.52)%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.46%	0.52%	0.71%	0.16%	(0.29)%
Ratio of expenses to average net assets:
Total expenses	1.61%	1.40%	1.44%	1.33%	1.20%
Before fees waived and excluding recoupment of past waived fees	1.61%	1.40%	1.44%	1.33%	1.20%
After fees waived and excluding recoupment of past waived fees[3]	1.25%	1.25%	1.25%	1.25%	1.20%
After fees waived and Excluding recoupment of past waived fees and interest and dividend expenses[3]	1.25%	1.25%	1.25%	1.25%	1.20%

Supplemental Data
Net Assets, End of Year (000's)	$27,403	$37,915	$41,038	$43,993	$46,636
Portfolio Turnover Rate	36%	40%	33%	43%	74%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	32	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Class A	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$13.27	$13.74	$12.10	$11.94	$17.48
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.04	0.06	(0.02)	(0.10)
Net realized and unrealized gain (loss)	0.74	1.38	1.64	1.23	(1.68)
Net increase (decrease) from investment operations	0.77	1.42	1.70	1.21	(1.78)
Less distributions to shareholders:
Distributions from net investment income	(0.16)	(0.07)	—	—	—
Distributions from net realized capital gains	(0.75)	(1.82)	(0.06)	(1.05)	(3.76)
Total distributions to shareholders	(0.91)	(1.89)	(0.06)	(1.05)	(3.76)
Redemption fees	—	0.00[2]	—	0.00[2]	0.00[2]
Net asset value, end of year	$13.13	$13.27	$13.74	$12.10	$11.94
Total return[3]	6.16%	11.00%	14.09%	11.05%	(13.80)%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.22%	0.28%	0.44%	(0.20)%	(0.63)%
Ratio of expenses to average net assets:
Total expenses	1.93%	1.71%	1.68%	1.62%	1.54%
Before fees waived and excluding recoupment of past waived fees	1.93%	1.71%	1.68%	1.62%	1.53%
After fees waived and excluding recoupment of past waived fees[4]	1.50%	1.50%	1.53%	1.60%	1.53%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[4]	1.50%	1.50%	1.53%	1.60%	1.53%

Supplemental Data
Net Assets, End of Year (000's)	$1,339	$2,157	$1,663	$1,414	$1,844
Portfolio Turnover Rate	36%	40%	33%	43%	74%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	33	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Class C	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$12.57	$13.13	$11.64	$11.57	$17.13
Income (loss) from investment operations:
Net investment loss[1]	(0.07)[2]	(0.06)	(0.03)	(0.07)	(0.15)
Net realized and unrealized gain (loss)	0.70	1.32	1.58	1.19	(1.65)
Net increase (decrease) from investment operations	0.63	1.26	1.55	1.12	(1.80)
Less distributions to shareholders:
Distributions from net investment income	(0.06)	—	—	—	—
Distributions from net realized capital gains	(0.75)	(1.82)	(0.06)	(1.05)	(3.76)
Total distributions to shareholders	(0.81)	(1.82)	(0.06)	(1.05)	(3.76)
Redemption fees	—	—	—	—	—
Net asset value, end of year	$12.39	$12.57	$13.13	$11.64	$11.57
Total return[3]	5.35%	10.18%	13.35%	10.60%	(14.23)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.53)%	(0.48)%	(0.27)%	(0.60)%	(1.05)%
Ratio of expenses to average net assets:
Total expenses	2.87%	2.64%	2.41%	2.25%	2.17%
Before fees waived and excluding recoupment of past waived fees	2.87%	2.64%	2.41%	2.25%	2.17%
After fees waived and excluding recoupment of past waived fees[4]	2.25%	2.25%	2.17%	2.00%	2.00%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[4]	2.25%	2.25%	2.17%	2.00%	2.00%

Supplemental Data
Net Assets, End of Year (000's)	$6	$6	$6	$24	$58
Portfolio Turnover Rate	36%	40%	33%	43%	74%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of changes due to share transactions for the period.
[3]	Excludes the effects of any sales charges.
[4]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	34	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Investor Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$13.77	$14.16	$12.45	$12.22	$17.76
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.07	0.09	0.01	(0.04)
Net realized and unrealized gain (loss)	0.76	1.47	1.69	1.27	(1.74)
Net increase (decrease) from investment operations	0.83	1.54	1.78	1.28	(1.78)
Less distributions to shareholders:
Distributions from net investment income	(0.19)	(0.11)	(0.01)	—	—
Distributions from net realized capital gains	(0.75)	(1.82)	(0.06)	(1.05)	(3.76)
Total distributions to shareholders	(0.94)	(1.93)	(0.07)	(1.05)	(3.76)
Redemption fees	—	0.00[2]	—	—	—
Net asset value, end of year	$13.66	$13.77	$14.16	$12.45	$12.22
Total return	6.41%	11.53%	14.34%	11.38%	(13.55)%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.49%	0.54%	0.70%	0.09%	(0.27)%
Ratio of expenses to average net assets:
Total expenses	1.63%	1.39%	1.43%	1.33%	1.19%
Before fees waived and excluding recoupment of past waived fees	1.63%	1.39%	1.43%	1.33%	1.19%
After fees waived and excluding recoupment of past waived fees[3]	1.25%	1.25%	1.28%	1.33%	1.19%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[3]	1.25%	1.25%	1.28%	1.33%	1.19%

Supplemental Data
Net Assets, End of Year (000's)	$4,987	$2,950	$2,568	$2,168	$2,031
Portfolio Turnover Rate	36%	40%	33%	43%	74%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	35	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Legacy Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$12.61	$12.53	$12.01	$11.82	$23.30
Income (loss) from investment operations:
Net investment loss[1]	(0.11)	(0.10)	(0.08)	(0.09)	(0.16)
Net realized and unrealized gain (loss)	2.17	0.43	0.60	1.81	(5.96)
Net increase (decrease) from investment operations	2.06	0.33	0.52	1.72	(6.12)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)
Redemption fees	—	—	—	0.00[2]	—
Net asset value, end of year	$13.71	$12.61	$12.53	$12.01	$11.82
Total return	17.09%	2.51%	4.33%	16.25%	(32.39)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.86)%[3]	(0.80)%[3]	(0.64)%[3]	(0.74)%[3]	(0.88)%[3]
Ratio of expenses to average net assets:
Total expenses	1.25%[3]	1.25%[3]	1.25%[3]	1.21%[3]	1.15%[3]
Before fees waived and excluding recoupment of past waived fees	1.25%[3]	1.25%[3]	1.25%[3]	1.21%[3]	1.15%[3]
After fees waived and excluding recoupment of past waived fees[4]	1.25%[3]	1.21%[3]	—	—	—

Supplemental Data
Net Assets, End of Year (000's)	$11,469	$10,961	$16,910	$30,447	$30,519
Portfolio Turnover Rate	62%	37%	42%	53%	45%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[4]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	36	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Institutional Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$12.79	$12.68	$12.14	$11.92	$23.44
Income (loss) from investment operations:
Net investment loss[1]	(0.09)	(0.09)	(0.06)	(0.08)	(0.15)
Net realized and unrealized gain (loss)	2.20	0.45	0.60	1.83	(6.01)
Net increase (decrease) from investment operations	2.11	0.36	0.54	1.75	(6.16)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of year	$13.94	$12.79	$12.68	$12.14	$11.92
Total return	17.25%	2.72%	4.45%	16.38%	(32.36)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.70)%[3]	(0.65)%[3]	(0.49)%[3]	(0.65)%[3]	(0.82)%[3]
Ratio of expenses to average net assets:
Total expenses	1.21%[3]	1.17%[3]	1.19%[3]	1.15%[3]	1.09%[3]
Before fees waived and excluding recoupment of past waived fees	1.21%[3]	1.17%[3]	1.19%[3]	1.15%[3]	1.09%[3]
After fees waived and excluding recoupment of past waived fees[4]	1.10%[3]	1.10%[3]	1.10%[3]	1.10%[3]	1.09%[3]

Supplemental Data
Net Assets, End of Year (000's)	$230,732	$259,246	$296,282	$300,507	$316,076
Portfolio Turnover Rate	62%	37%	42%	53%	45%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[4]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	37	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Class A	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$11.87	$11.84	$11.38	$11.31	$22.62
Income (loss) from investment operations:
Net investment loss[1]	(0.13)	(0.13)	(0.10)	(0.12)	(0.21)
Net realized and unrealized gain (loss)	2.03	0.41	0.56	1.72	(5.74)
Net increase (decrease) from investment operations	1.90	0.28	0.46	1.60	(5.95)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)
Redemption fees	0.00[2]	0.00[2]	—	0.00[2]	0.00[2]
Net asset value, end of year	$12.81	$11.87	$11.84	$11.38	$11.31
Total return[3]	16.80%	2.23%	4.04%	15.90%	(32.63)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.10)%[4]	(1.05)%[4]	(0.94)%[4]	(1.04)%[4]	(1.22)%[4]
Ratio of expenses to average net assets:
Total expenses	1.58%[4]	1.53%[4]	1.59%[4]	1.49%[4]	1.49%[4]
After fees waived[5]	1.50%[4]	1.50%[4]	1.54%[4]	1.49%[4]	1.49%[4]

Supplemental Data
Net Assets, End of Year (000's)	$5,063	$6,407	$9,898	$14,667	$20,946
Portfolio Turnover Rate	62%	37%	42%	53%	45%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	38	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Class C	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$10.73	$10.81	$10.46	$10.59	$21.68
Income (loss) from investment operations:
Net investment loss[1]	(0.20)	(0.20)	(0.17)	(0.19)	(0.31)
Net realized and unrealized gain (loss)	1.82	0.37	0.52	1.59	(5.42)
Net increase (decrease) from investment operations	1.62	0.17	0.35	1.40	(5.73)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)
Redemption fees	—	—	—	0.00[2]	—
Net asset value, end of year	$11.39	$10.73	$10.81	$10.46	$10.59
Total return[3]	15.94%	1.41%	3.35%	15.03%	(33.10)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.85)%[4]	(1.81)%[4]	(1.66)%[4]	(1.79)%[4]	(1.90)%[4]
Ratio of expenses to average net assets:
Total expenses	2.29%[4]	2.25%[4]	2.28%[4]	2.22%[4]	2.17%[4]
Before fees waived and excluding recoupment of past waived fees	2.29%[4]	2.25%[4]	2.28%[4]	2.22%[4]	2.17%[4]
After fees waived and excluding recoupment of past waived fees[5]	2.25%[4]	2.23%[4]	—	—	—

Supplemental Data
Net Assets, End of Year (000's)	$526	$810	$2,009	$3,374	$4,241
Portfolio Turnover Rate	62%	37%	42%	53%	45%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	39	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Fiscal Year Ended June 30,
Investor Class	2026	2025	2024	2023	2022
Per Share Operating Performance
Net asset value, beginning of year	$12.48	$12.40	$11.89	$11.72	$23.17
Income (loss) from investment operations:
Net investment loss[1]	(0.11)	(0.10)	(0.08)	(0.09)	(0.17)
Net realized and unrealized gain (loss)	2.14	0.43	0.59	1.79	(5.92)
Net increase (decrease) from investment operations	2.03	0.33	0.51	1.70	(6.09)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of year	$13.55	$12.48	$12.40	$11.89	$11.72
Total return	17.03%	2.53%	4.29%	16.21%	(32.44)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.84)%[3]	(0.80)%[3]	(0.70)%[3]	(0.79)%[3]	(0.94)%[3]
Ratio of expenses to average net assets:
Total expenses	1.33%[3]	1.26%[3]	1.27%[3]	1.24%[3]	1.22%[3]
After fees waived[4]	1.25%[3]	1.25%[3]	1.27%[3]	1.24%[3]	1.22%[3]

Supplemental Data
Net Assets, End of Year (000's)	$24,966	$72,398	$116,107	$437,966	$442,418
Portfolio Turnover Rate	62%	37%	42%	53%	45%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[4]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	40	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements
June 30, 2026

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Hedged Equity Fund (the “Hedged Equity Fund”) and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland corporation. Each Fund is classified as a "diversified" management investment company.
Meridian Funds offer five share classes: Legacy Class Shares, Investor Class Shares, Class A Shares, Class C Shares and Institutional Class Shares. As of June 30, 2026, Institutional Class Shares of the Hedged Equity Fund and Contrarian Fund are not being offered for sale at this time. Effective November 1, 2024, the Growth Fund and Small Cap Growth Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017, and June 29, 2018, respectively. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the Funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Growth Fund or Small Cap Growth Fund. Legacy Class Shares are available to investors who have continuously held an investment in any Meridian Fund prior to November 15, 2013. Effective November 1, 2018, direct initial purchases of Legacy Class Shares are permitted in the Hedged Equity Fund. Institutional Class Shares are available to certain eligible investors including endowments, foundations and qualified retirement plans. Class A, Class C and Investor Class Shares are available for purchase through financial intermediary platforms. Legacy Class, Investor Class, Class A and Institutional Class Shares are subject to a 2% redemption fee on shares redeemed or exchanged that have been held for 60 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. Class A Shares are subject to a maximum initial sales charge (front-end load) of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") if redeemed within one year of purchase. Investor Class Shares are not subject to front-end load or CDSC and require a higher minimum initial investment. All Classes have identical rights and privileges with respect to the Fund in general, and exclusive voting rights with respect to Class specific matters. Net Asset Value ("NAV") per share may differ by class due to each class having its own expenses directly attributable to that class. Class A and Class C Shares are also subject to certain expenses related to the distribution of these shares. See Note 6 for further information on additional share classes.
The primary investment objectives of the Growth Fund, Contrarian Fund, and Hedged Equity Fund are to seek long-term growth of capital.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
Segment Reporting:
In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. The ArrowMark Colorado Holdings, LLC (the “Adviser”) Fund Management collectively act as the CODM assessing performance and making decisions about resource allocation.
The Funds' consider the applicability and impact of all ASU's issued by the FASB. ASUs not listed were assessed and either determined to be not applicable or expected to have minimal impact on the Funds’ financial statements.
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles ("U.S." GAAP"). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance in the FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

Meridian Funds	41	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

a.	Cash & Cash Equivalents: Each Fund considers its investment in a Federal Deposit Insurance Corporation insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution. The Funds may incur charges on cash overdrafts.
b.	Share Valuation: The NAV of each Fund's share class is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Fund’s shares will not be priced on the days in which the New York Stock Exchange ("NYSE") is closed for trading.
c.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.
Investments in open-end U.S. mutual funds are valued at NAV each business day.
The market value of the Funds' investments in exchange traded funds is based on the published NAV of each Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.
Exchange-traded options are valued at the most recent sale price at the close of the options market in which the options trade. An exchange-traded option for which there is no close price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by the Adviser under the guidelines utilized by the Funds' valuation designee, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis. The Board has approved the designation of the Adviser as the "Valuation Designee" for the Funds.
A Fund's investment in an unregistered pooled investment vehicle (“Private Investment Fund”) is valued, as a practical expedient, at the most recent net asset value determined by the Private Investment Fund manager according to such manager’s policies and procedures based on valuation information reasonably available to the Private Investment Fund manager at that time; provided, however, that the Valuation Designee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If the Private Investment Fund does not report a value to a Fund on a timely basis, the fair value of the Private Investment Fund shall be based on the most recent value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. The frequency and timing of receiving valuations for the Private Investment Fund investment is subject to change at any time, without notice to investors, at the discretion of the Private Investment Fund manager or the Fund.
d.	Fair Value Measurements: All investment securities are recorded at their estimated fair value. As described in Note 1.c. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

Meridian Funds	42	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3) that are significant to the fair value instrument. The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Funds' determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of June 30, 2026 is as follows:
	Level 1	Level 2	Level 3	Practical Expedient[1]	Total
Growth Fund

Common Stocks[2]	$501,405,812	$—	$—	$—	$501,405,812
Preferred Stocks[2]	—	—	24,790,574	—	24,790,574
Private Investment Fund	—	—	—	4,158,332	4,158,332
Short-Term Investments	28,982,659	—	—	—	28,982,659
Total Investments	$530,388,471	$—	$24,790,574	$4,158,332	$559,337,377
Contrarian Fund

Common Stocks[2]	$623,366,070	$—	$394,687	$—	$623,760,757
Preferred Stocks[2]	—	—	4,564,772	—	4,564,772
Rights[2]	—	—	373,860	—	373,860
Short-Term Investments	67,676,322	—	—	—	67,676,322
Total Investments	$691,042,392	$—	$5,333,319	$—	$696,375,711
Hedged Equity Fund
Assets:
Common Stocks[2]	$38,616,103	$—	$—	$—	$38,616,103
Short-Term Investments	5,521,356	—	—	—	5,521,356
Total Investments - Assets	$44,137,459	$—	$—	$—	$44,137,459
Liabilities:
Call Options Written	$(671,610)	$(9,694,910)	$—	$—	$(10,366,520)
Total Investments - Liabilities	$(671,610)	$(9,694,910)	$—	$—	$(10,366,520)

Meridian Funds	43	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

	Level 1	Level 2	Level 3	Practical Expedient[1]	Total
Small Cap Growth Fund

Common Stocks[2]	$245,414,766	$—	$—	$—	$245,414,766
Warrants[2]	—	—	306,670	—	306,670
Preferred Stocks[2]	—	—	21,010,064	—	21,010,064
Rights[2]	—	—	69,779	—	69,779
Private Investment Fund	—	—	—	3,004,730	3,004,730
Short-Term Investments	23,382,991	—	—	—	23,382,991
Total Investments	$268,797,757	$—	$21,386,513	$3,004,730	$293,189,000
[1]	Certain investments that are measured at fair value using the NAV Per Share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
[2]	See above Schedule of Investments for values in each industry.
The following is the fair value measurement of investments that are measured at NAV per Share (or its equivalent) as a practical expedient:
Growth Fund
Security Description	Investment Category	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Quail Investment Holdings, LLC	Private Investment Fund[1]	$4,158,332	—	Subject to advisor approval	N/A

Small Cap Growth Fund
Security Description	Investment Category	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Quail Investment Holdings, LLC	Private Investment Fund[1]	$3,004,730	—	Subject to advisor approval	N/A

[1]	Private Investment Fund investing generally consists of private partnerships which directly invest in various strategies to generate capital appreciation and/or income yield. These strategies may span across the capital stock and may include Private Equity, Private Credit, Venture Capital, Collateralized Loan Obligations, Asset-Backed Securities, Master Limited Partners and Direct Real Estate.
Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Meridian Funds	44	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

Growth Fund	Preferred Stocks	Convertible Note	Total Level 3
Investments in Securities
Beginning Balance July 1, 2025	$35,193,215	$1,000,000	$36,193,215
Total Purchases	—	—	—
Total Sales	—	—	—
Transfers in1	1,000,000	—	1,000,000
Transfers out[1]	—	(1,000,000)	(1,000,000)
Change in unrealized Gain (Loss)	(11,402,641)	—	(11,402,641)
Ending Balance June 30, 2026	$24,790,574	$—	$24,790,574
Change in unrealized Gain (Loss) on investments still held at June 30, 2026	$(11,402,641)	$—	$(11,402,641)

[1]	During the year ended June 30, 2026, the Company recorded a transfer out of Level 3 fair value measurements of $1,000,000. This transfer resulted from the formal conversion of the outstanding convertible notes into preferred stock.

Contrarian Fund	Common Stocks	Preferred Stocks	Rights	Total Level 3
Investments in Securities
Beginning Balance July 1, 2025	$378,707	$—	$362,745	$741,452
Total Purchases	—	5,999,967	—	5,999,967
Total Sales	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Change in unrealized Gain (Loss)	15,980	(1,435,195)	11,115	(1,408,100)
Ending Balance June 30, 2026	$394,687	$4,564,772	$373,860	$5,333,319
Change in unrealized Gain (Loss) on investments still held at June 30, 2026	$15,980	$(1,435,195)	$11,115	$(1,408,100)

Small Cap Growth Fund	Common Stocks	Preferred Stocks	Rights	Warrants	Total Level 3
Investments in Securities
Beginning Balance July 1, 2025	$520	$27,875,309	$67,434	$—	$27,943,263
Total Purchases	—	—	—	—	—
Total Sales	—	(2)	—	—	(2)
Realized Gain (Loss)	—	(2,995,006)	—	—	(2,995,006)
Transfers in	—	—	—	—	—
Transfers out	—	—	—	—	—
Change in unrealized Gain (Loss)	(520)	(3,870,237)	2,345	306,670	(3,561,742)
Ending Balance June 30, 2026	$—	$21,010,064	$69,779	$306,670	$21,386,513
Change in unrealized Gain (Loss) on investments still held at June 30, 2026	$—	$(6,715,494)	$2,345	$306,670	$(6,406,479)

Meridian Funds	45	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the Funds' Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs.  Because Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Growth Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Preferred Stock	$6,711,127	Option Pricing Method	Industry Volatility, Time to Exit	80%, 30 months
		Fully Diluted Method	Enterprise value adjustment	-10%
Preferred Stock	$2,643,040	Market Approach	Revenue Multiple	1.5x
		Liquidation Preference	Price Per Share	$31.52
Preferred Stock	$15,436,408	Market Approach	Gross Profit Multiple	2.4x - 4.6x (3.50x)
		Liquidation Preference	Price Per Share	$3.32 - $10.07 ($6.69)
Contrarian Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Common Stock	$247,425	Market Approach	Revenue Multiple	6.5x
Common Stock	$147,263	Market Approach	Discount Rate	-5.0%
Preferred Stocks	$4,564,772	Option Pricing Method	Industry Volatility, Time to Exit	80%, 30 months
		Fully Diluted Method	Enterprise value adjustment	-10%
Rights	$373,860	Market Approach	Probability Weighting of Expected Future Outcome	26%

Meridian Funds	46	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

Small Cap Growth Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Preferred Stock	$617,692	Option Pricing Method	Industry Volatility, Time to Exit	70%, 48 months
Preferred Stock	$2,028,203	Market Approach	Revenue Multiple	1.5x
		Liquidation Preference	Price Per Share	$31.52
Preferred Stock	$8,178,190	Option Pricing Method	Industry Volatility, Time to Exit	80%, 30-36 months (80%, 33.54 months)
		Fully Diluted Method	Enterprise value adjustment	-10% - 100% (54.95%)
Preferred Stock	$10,185,979	Market Approach	Gross Profit Multiple	2.4x - 4.6x (3.59x)
		Liquidation Preference	Price Per Share	$3.32 - $10.07 ($6.41)
Warrants	$306,670	Black Scholes Method	Volatility	145%
Rights	$69,779	Market Approach	Probability Weighting of Expected Future Outcome	15%
[1]	A significant change in an unobservable input would have resulted in a correlated significant change to value.
[2]	Unobservable inputs were weighted by the fair value of the investments.
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Industry Volatility	Decrease	Increase
Time to Exit	Decrease	Increase
Revenue Multiple	Increase	Decrease
Gross Profit Multiple	Increase	Decrease
Enterprise Value Adjustment	Increase	Decrease
Probability Weighting of Expected Future Outcome	Increase	Decrease
Price Per Share	Increase	Decrease
Discount Rate	Decrease	Increase
Volatility	Increase	Decrease

e.	Investment Transactions and Investment Income: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is accrued daily. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Distributions from Private Investment Funds that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than income.
f.	Option writing: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current fair value of the option written. Premiums

Meridian Funds	47	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
g.	Allocation of Income, Expenses, Gains and Losses: Income, gains and losses are allocated on a daily basis to each share class based on the relative proportion of the net assets of the class to each Fund’s total net assets. Expenses are allocated on the basis of relative net assets of the class to the Fund, or if an expense is specific to a share class, to that specific share class.
h.	Use of Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual amounts could differ from those estimates, and such differences could be significant.
i.	Distributions to Shareholders: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.
j.	Guarantees and Indemnification: Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses, subject to applicable law. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Meridian Funds	48	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

2.	Capital Shares Transactions: Transactions in capital shares were as follows:
	Year Ended June 30, 2026		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Growth Fund:
Legacy Class
Shares sold	49,177	$1,591,719	46,224	$1,626,637
Shares issued from reinvestment of distributions	1,316,779	41,860,409	22,441	822,016
Redemption fees	—	3,398	—	3,858
Shares redeemed	(4,980,844)	(162,876,188)	(3,745,267)	(133,172,500)
Net decrease	(3,614,888)	$(119,420,662)	(3,676,602)	$(130,719,989)
Institutional Class
Shares sold	319,823	$10,642,815	643,759	$22,881,360
Shares issued from reinvestment of distributions	130,086	4,141,928	9,550	350,304
Redemption fees	—	3,768	—	8,746
Shares redeemed	(3,808,731)	(129,406,316)	(7,518,926)	(262,779,187)
Net decrease	(3,358,822)	$(114,617,805)	(6,865,617)	$(239,538,777)
Class A
Shares sold	11,228	$323,019	9,043	$304,553
Shares issued from reinvestment of distributions	4,799	141,514	104	3,548
Redemption fees	—	—	—	1,437
Shares redeemed	(24,538)	(752,477)	(29,486)	(1,002,306)
Net decrease	(8,511)	$(287,944)	(20,339)	$(692,768)
Class C
Shares sold	301	$9,100	101	$3,628
Shares issued from reinvestment of distributions	955	25,835	22	711
Shares redeemed	(8,347)	(224,117)	(11,501)	(357,463)
Net decrease	(7,091)	$(189,182)	(11,378)	$(353,124)
Investor Class
Shares sold	22,085	$700,360	12,320	$427,502
Shares issued from reinvestment of distributions	19,104	595,108	514	18,488
Redemption fees	—	162	—	213
Shares redeemed	(196,383)	(6,306,440)	(209,838)	(7,208,088)
Net decrease	(155,194)	$(5,010,810)	(197,004)	$(6,761,885)

Meridian Funds	49	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

	Year Ended June 30, 2026		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Contrarian Fund:
Legacy Class
Shares sold	93,399	$4,041,426	38,050	$1,435,063
Shares issued from reinvestment of distributions	1,621,146	64,959,307	574,212	22,066,980
Redemption fees	—	6,849	—	3,736
Shares redeemed	(1,354,832)	(58,172,871)	(1,764,081)	(66,843,825)
Net increase/(decrease)	359,713	$10,834,711	(1,151,819)	$(43,338,046)
Class A
Shares sold	18,834	$775,325	19,266	$712,975
Shares issued from reinvestment of distributions	6,337	241,883	1,726	63,516
Redemption fees	—	2,738	—	4
Shares redeemed	(15,358)	(625,400)	(10,337)	(365,863)
Net increase	9,813	$394,546	10,655	$410,632
Class C
Shares sold	367	$13,828	3,197	$111,400
Shares issued from reinvestment of distributions	2,123	74,069	673	23,070
Shares redeemed	(3,613)	(129,205)	(6,430)	(219,633)
Net decrease	(1,123)	$(41,308)	(2,560)	$(85,163)
Investor Class
Shares sold	82,087	$3,482,472	37,320	$1,421,567
Shares issued from reinvestment of distributions	20,410	806,193	13,562	514,393
Redemption fees	—	445	—	24
Shares redeemed	(79,371)	(3,339,277)	(348,030)	(13,057,895)
Net increase/(decrease)	23,126	$949,833	(297,148)	$(11,121,911)

Meridian Funds	50	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

	Year Ended June 30, 2026		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Hedged Equity Fund:
Legacy Class
Shares sold	21,172	$287,598	22,531	$319,977
Shares issued from reinvestment of distributions	150,996	1,970,507	388,151	5,104,182
Shares redeemed	(917,522)	(12,577,284)	(550,637)	(7,628,207)
Net decrease	(745,354)	$(10,319,179)	(139,955)	$(2,204,048)
Class A
Shares sold	20,266	$262,578	91,771	$1,278,570
Shares issued from reinvestment of distributions	12,107	151,698	21,739	275,216
Redemption fees	—	—	—	15
Shares redeemed	(92,892)	(1,187,935)	(72,049)	(996,801)
Net increase/(decrease)	(60,519)	$(773,659)	41,461	$557,000
Class C
Shares issued from reinvestment of distributions	31	$370	68	$823
Shares redeemed	(31)	(370)	(68)	(823)
Net increase	—	$—	—	$—
Investor Class
Shares sold	187,877	$2,515,864	125,480	$1,739,252
Shares issued from reinvestment of distributions	18,044	234,749	26,881	352,137
Redemption fees	—	—	—	3,509
Shares redeemed	(55,077)	(739,282)	(119,326)	(1,667,898)
Net increase	150,844	$2,011,331	33,035	$427,000

Meridian Funds	51	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

	Year Ended June 30, 2026		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Small Cap Growth Fund:
Legacy Class
Shares sold	4,314	$54,821	18,402	$240,126
Shares issued from reinvestment of distributions	63,924	797,134	17,913	240,929
Shares redeemed	(100,967)	(1,272,907)	(516,770)	(6,785,386)
Net decrease	(32,729)	$(420,952)	(480,455)	$(6,304,331)
Institutional Class
Shares sold	3,081,924	$39,561,684	3,622,613	$46,651,727
Shares issued from reinvestment of distributions	1,234,274	15,638,250	330,930	4,510,575
Redemption fees	—	1,591	—	7,148
Shares redeemed	(8,038,566)	(100,276,208)	(7,041,989)	(91,721,358)
Net decrease	(3,722,368)	$(45,074,683)	(3,088,446)	$(40,551,908)
Class A
Shares sold	27,477	$326,154	30,933	$373,574
Shares issued from reinvestment of distributions	37,049	432,363	14,265	180,874
Redemption fees	—	2	—	70
Shares redeemed	(209,002)	(2,461,341)	(341,635)	(4,174,080)
Net decrease	(144,476)	$(1,702,822)	(296,437)	$(3,619,562)
Class C
Shares sold	89	$994	—	$—
Shares issued from reinvestment of distributions	4,901	51,015	2,758	31,741
Shares redeemed	(34,331)	(366,998)	(113,193)	(1,247,554)
Net decrease	(29,341)	$(314,989)	(110,435)	$(1,215,813)
Investor Class
Shares sold	501,741	$6,316,815	711,855	$8,922,866
Shares issued from reinvestment of distributions	354,604	4,372,265	136,858	1,821,585
Redemption fees	—	1,661	—	394
Shares redeemed	(4,816,064)	(58,762,805)	(4,409,888)	(56,102,781)
Net decrease	(3,959,719)	$(48,072,064)	(3,561,175)	$(45,357,936)

Meridian Funds	52	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

3.	Investment Transactions: The cost of investments purchased and the proceeds from sales of investments, excluding short-term securities and U.S. government obligations, for the year ended June 30, 2026, were as follows:
	Purchases	Proceeds from Sales
Growth Fund	$299,939,194	$588,780,343
Contrarian Fund	$298,248,311	$358,271,590
Hedged Equity Fund	$16,841,594	$33,211,968
Small Cap Growth Fund	$186,328,769	$304,649,082

4.	Other Investment Transactions
a.	Restricted Securities: Restricted securities for which quotations are not readily available are valued at fair value, as determined by the Valuation Designee. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer, or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. Refer to the Schedules of Investments for information about restricted securities held as of June 30, 2026 for the Growth Fund, the Contrarian Fund and the Small Cap Growth Fund.
b.	Private Placement Securities: Privately issued securities are restricted securities that are offered in a private placement and are generally not registered with the SEC or any federal or state regulatory authority. Securities issued in a private placement are generally "restricted securities" as that term is defined under Rule 144 promulgated under the Securities Act of 1933, and may not be resold without registration with the Securities and Exchange Commission or the availability of an exemption there from. There is generally no public trading market for privately offered securities and it is generally not anticipated that a public trading market will develop. There are substantial restrictions on the transfer of privately offered securities. Such securities have limited liquidity that makes it difficult or impossible to sell. An investment in privately issued securities often requires a long-term investment horizon and it may be many years before an investor receives significant distributions from such investment. Due to the lack of public market for privately offered securities, it may be difficult to value the investment.
c.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015 (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. The value of securities on loan is based on June 30, 2026 market prices, while the related collateral amount is based on market value at June 29, 2026. As a result, the collateral reported may appear lower than the value of securities on loan for the Small Cap Growth Fund. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The following table summarizes the securities received as collateral for securities lending:

Meridian Funds	53	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.00%- 5.00%	7/14/26 - 5/15/56	$60,880,234
Contrarian Fund	U.S. Government Obligations	0.00% - 5.00%	8/13/26 - 5/15/56	34,419,877
Small Cap Growth Fund	U.S. Government Obligations	0.00% - 7.00%	8/13/26 - 5/15/56	34,462,014
Income generated from securities lending is presented in the Statements of Operations. As of June 30, 2026, the total value of securities on loan for the Growth Fund, Contrarian Fund, Hedged Equity Fund, and the Small Cap Growth Fund were $82,869,670, $49,134,345, $346 and $51,966,143, respectively. Securities on loan are footnoted in the Schedules of Investments. As of June 30, 2026, the total collateral value for the Growth Fund, Contrarian Fund, Hedged Equity Fund, and the Small Cap Growth Fund were $83,531,671, $50,521,205, $361 and $51,765,256, respectively.
d.	Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.
At June 30, 2026, the Funds did not enter into repurchase agreement for the reporting period.
e.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Meridian Funds	54	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

Average quarterly balances of outstanding derivative financial instruments were as follows.
Contrarian Fund
Options:
Average value of option contracts purchased	$27,704
Average value of option contracts written	$21,375
Hedged Equity Fund
Options:
Average value of option contracts written	$8,918,757
For the year ended June 30, 2026, the effect of equity option positions written can be found in the Statements of Operations under Realized and Unrealized Gain (Loss), Net realized gain on written options and Net change in unrealized depreciation on written options, and are included in Options written at value in the Statements of Assets and Liabilities. Equity options purchased are included in Investments, at value in the Statements of Assets and Liabilities. During the year ended June 30, 2026, The Contrarian Fund held purchased equity option positions and recognized net realized gains of $1,009,871 on such positions. Realized and unrealized gain/loss of equity options purchased are included in Net realized gain/(loss) on investments and foreign currency transactions and Net change in unrealized appreciation on investments and foreign currency translations in the Statements of Operations. For the year ended June 30, 2026, The Hedged Equity Fund did not hold any purchased equity option positions.
f.	Warrants: The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Funds the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
g.	Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.
h.	Private Investment Funds: The Funds value private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Funds apply the practical expedient to private investment companies on an investment-by-investment basis, and consistently with each Fund’s entire position in a particular investment, unless it is probable that the Funds will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Funds as specified in the respective agreements. Generally, the Funds are required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.
5.	Selected Risks
In the normal course of business, each Fund's investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. Some significant types of financial risks each Fund is exposed to include market risk, debt securities risk, options risk and private investment funds risk. Each Fund’s prospectus and statement of additional information provide details of these and other types of risk.

Meridian Funds	55	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

Market Risk: Market risk refers to the possibility that the market values of securities or other investments that a Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies or other issuers (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in a Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes (or perceived changes) in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. As a result, the value of your investments in a Fund may be more or less than the value of your purchase price.
Debt Securities Risk: Each Fund may invest in debt securities of both government and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. The value of a Fund’s debt securities, including bonds and convertible securities, are affected by movements in interest rates; if interest rates rise, the value of these securities may fall. Generally, the longer the average maturity of a debt security, the greater the change in its value. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect the Fund’s net asset value, but not the income it receives from debt securities it owns. Debt securities are also subject to credit, liquidity risk and prepayment and extension risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest, and includes the risk of default. Liquidity risk is the risk that a Fund may not be able to sell portfolio securities because there are too few buyers for them. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because a Fund’s investments are locked in at a lower rate for a longer period of time.
Options Risk: Investments in options involve risks different from, and possibly greater than, investing directly in the underlying security, asset or other reference, including, among others, the risk that the counterparty to an option may not perform or may be unable to perform in accordance with the terms of the instrument, the potential that, at times, there may not be a liquid secondary market for the options (as described above), and the risk of imperfect correlation between any movement in the price or value of options and their underlying security, asset or other reference. Such events, as well as circumstances under which a Fund is required to purchase the underlying asset at a disadvantageous price, may result in losses to the Fund. In addition, options also may involve a small initial investment relative to the risk assumed, which could result in losses that are greater than the amount originally invested. Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Private Investment Funds (PIF) Risk: PIFs are subject to management and other expenses, which will be directly or indirectly paid by the Funds. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in PIFs and also may be higher than other funds that invest directly in stocks and bonds. Each PIF is subject to specific risks, depending on the nature of its investment strategy. The Funds may invest in private investment funds and/or hedge funds, which may pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss.
6.	Affiliate Transactions and Fees
Investment Management Fees: Under the Investment Management Agreement, the Adviser receives the following fees for providing certain investment management and other services necessary for managing each Fund. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

Meridian Funds	56	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

Growth Fund:		Contrarian Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
Up to $50,000,000	1.00%	Up to $750,000,000	1.00%
Greater than $50,000,000	0.75%	$750,000,001 to $800,000,000	0.75%
		$800,000,001 to $850,000,000	0.70%
		$850,000,001 to $900,000,000	0.65%
		$900,000,001 to $950,000,000	0.60%
		$950,000,001 to $1,000,000,000	0.55%
		Greater than $1,000,000,000	0.50%
Hedged Equity Fund:		Small Cap Growth Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
Up to $10,000,000	1.00%	Up to $450,000,000	1.00%
$10,000,001 to $30,000,000	0.90%	$450,000,001 to $600,000,000	0.90%
$30,000,001 to $50,000,000	0.80%	$600,000,001 to $750,000,000	0.85%
Greater than $50,000,000	0.70%	$750,000,001 to $900,000,000	0.80%
		$900,000,001 to $1,050,000,000	0.75%
		Greater than $1,050,000,000	0.70%
Distribution Plan for Class A and Class C shares: Each Fund has entered into and adopted a Distribution Plan for Class A and Class C shares. Under the Distribution Plan, the Funds may pay ALPS Distributors, Inc. (the “Distributor”), and/or eligible financial intermediaries a fee for services and expenses related to the sale and distribution of the Funds’ Class A and Class C at an annual rate of up to 0.25% and 1.00% of average daily net assets for Class A and Class C shares, respectively.
For the year ended June 30, 2026,  the Distributor received commissions in the amounts of $1,907,$1,131 and $26 for Class A of Growth Fund, Contrarian Fund and Hedged Equity Fund, respectively. The Growth Fund and Small Cap Growth Fund also paid CDSC fees in the amount of $91 and $9 to distributors for Class C.
Waivers and Reimbursements of Expenses: The Adviser contractually agreed to waive its investment advisory fees and reimburse operating expenses, to the extent that total annual operating expenses for the Funds exceed the expense limitations listed below, excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales. With respect to these limits, the Adviser waived the fees listed below during the year ended  June 30, 2026.

Meridian Funds	57	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

	Expense Limitations	Total Waivers and Reimbursements for the year ended June 30, 2026
Growth Fund
Legacy Class	1.05%	$—
Institutional Class	0.90%	$21,802
Class A	1.30%	$—
Class C	2.05%	$—
Investor Class	1.05%	$—
Contrarian Fund
Legacy Class	1.25%	$—
Class A	1.50%	$—
Class C	2.25%	$—
Investor Class	1.25%	$—
Hedged Equity Fund
Legacy Class	1.25%	$102,529
Class A	1.50%	$8,518
Class C	2.25%	$35
Investor Class	1.25%	$15,149
Small Cap Growth Fund
Legacy Class	1.25%	$—
Institutional Class	1.10%	$276,135
Class A	1.50%	$4,516
Class C	2.25%	$247
Investor Class	1.25%	$41,637

Subject to the approval of the Board, the Funds may repay the Adviser the amounts of its reimbursement for the Funds by each share class for up to three years following the reimbursement up to the lesser of an amount not to exceed the current expense limitation of that share class or the expense limitation of that share class in effect at the time that the share class received the applicable reimbursement. This agreement will continue until October 31, 2026, and may be renewed or modified with approval of the Funds' Board. For the year ended June 30, 2026, the Adviser recouped $112 and $62 from the Contrarian Fund and the Small Cap Growth Fund.
At June 30, 2026, the balance of carried forward recoupable expenses along with the year of expiration for each Fund were as follows:
	Expiration June 30,
	2026	2027	2028	2029
Growth Fund	$—	$—	$—	$21,802
Contrarian Fund	—	—	—	—
Hedged Equity Fund	35,268	84,931	66,652	126,231
Small Cap Growth Fund	150,865	229,924	211,511	322,535

7.	Directors and Officers: Certain Officers of the Funds are also Officers of the Adviser. Officers of the Funds who are Officers of the Adviser receive no compensation from the Funds. Each Non-Interested Director is paid an annual fee set at $40,000. An additional $5,000 is paid to each Non-Interested Director for attendance at each in-person meeting of the Board and an additional $1,000 is paid to each Non-Interested Director for participating in a telephonic meeting of

Meridian Funds	58	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

the Board. An additional $3,000 is paid to each member of the Audit or Governance Committee of the Board for attendance at an in-person Audit or Governance Committee meeting and an additional $1,000 is paid to each member of the Audit or Governance Committee of the Board for participating in a telephonic Audit or Governance Committee meeting.
An additional $10,000 is paid to the Chairman of the Board and the Chairman of a Committee of the Board. The Chairman of the Board also receives an additional $2,500 for attending each in-person meeting of the Board. The Chairman of a Committee receives an additional $2,000 for attending each in-person Committee meeting.
8.	Distribution Information: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The tax character of distributions made during the fiscal year ended June 30, 2026, is as follows:
	2026 Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gain	Total Distributions
Growth Fund	$—	$48,720,105	$48,720,105
Contrarian Fund	13,473,531	55,011,907	68,485,438
Hedged Equity Fund	482,530	1,907,588	2,390,118
Small Cap Growth Fund	—	24,002,677	24,002,677
	2025 Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gain	Total Distributions
Growth Fund	$—	$1,228,418	$1,228,418
Contrarian Fund	2,673,515	20,805,611	23,479,126
Hedged Equity Fund	4,511,974	1,293,987	5,805,961
Small Cap Growth Fund	—	7,681,474	7,681,474
9.	Federal Income Taxes Information: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2026, the Funds did not incur any interest or penalties.
For the year ended June 30, 2026, the following reclassifications were made as a result of permanent differences between the financial statements and income tax reporting requirements. Reclassifications result primarily from differences in net operating losses and utilization of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes:
	Increase/(Decrease) Paid-in Capital	Increase/(Decrease) Accumulated Earnings
Growth Fund	$6,417,387	$(6,417,387)
Contrarian Fund	2,357,258	(2,357,258)
Hedged Equity Fund	369,635	(369,635)
Small Cap Growth Fund	5,882,460	(5,882,460)

Meridian Funds	59	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026

The aggregate cost of investments and unrealized appreciation and depreciation, for federal income tax purposes, at June 30, 2026 is as follows:
	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$410,450,598	$184,530,821	$(35,644,042)	$148,886,779
Contrarian Fund	473,539,044	243,590,573	(20,753,906)	222,836,667
Hedged Equity Fund	37,083,899	13,468,520	(6,414,960)	7,053,560
Small Cap Growth Fund	234,507,229	91,473,137	(32,791,366)	58,681,771
	Components of Accumulated Earnings (Losses) on a Tax Basis
	Growth Fund	Contrarian Fund	Hedged Equity Fund	Small Cap Growth Fund
Undistributed ordinary income	$—	$2,526,665	$2,141,762	$—
Undistributed long-term capital gains	5,299,126	64,044,178	786,722	1,001,430
Unrealized appreciation/(depreciation)	148,886,701	222,836,667	7,053,560	58,681,670
Unrealized appreciation/(depreciation) - Other	—	—	(3,099,515)	—
Qualified late year deferred losses	(1,788,281)	—	—	(344,129)
Total Accumulated Earnings/(Losses)	$152,397,546	$289,407,510	$6,882,529	$59,338,971
The differences between book and tax-basis unrealized appreciations are attributable to the tax deferral of losses on wash sales, straddles, passive foreign investment companies and  investment adjustments in partnerships. Late year losses incurred after December 31 within the fiscal year or period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Growth Fund and Small Cap Growth Fund incurred and elected to defer such ordinary late year losses of $1,788,281 and $344,129, respectively.
In December 2023, the FASB issued ASU 2023-09 – Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction (if material) and remove information that is no longer beneficial. The ASU requires public business entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction if material. For the year ended June 30, 2026, the Funds did not pay material income taxes in any jurisdiction.
10.	Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

Meridian Funds	60	www.arrowmarkpartners.com/meridian/

Report of Independent Registered Public Accounting Firm
To the Shareholders of Meridian Growth Fund, Meridian Contrarian Fund, Meridian Hedged Equity Fund, and Meridian Small Cap Growth Fund and Board of Directors of Meridian Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Meridian Fund, Inc. comprising Meridian Growth Fund, Meridian Contrarian Fund, Meridian Hedged Equity Fund, and Meridian Small Cap Growth Fund (the “Funds”) as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers, administrator, issuer, and transfer agents; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2018.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 25, 2026

Meridian Funds	61	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
2026 TAX NOTICE TO SHAREHOLDERS (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2027. Please consult your tax advisor for proper treatment of this information.
For the period July 1, 2025 to June 30, 2026, the Funds reported the following terms with regard to distributions paid during the period. All information is based on financial information available as of the date of this annual report and, accordingly, is subject to change. For each item, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
Pursuant to Internal Revenue Code Section 852(b)(3), the Growth Fund, Contrarian Fund, Hedged Equity Fund and Small Cap Growth Fund reported $48,720,105 $55,011,907, $1,907,588 and $24,002,677, respectively, as long-term capital gain distribution for the year ended June 30, 2026.
Pursuant to Internal Revenue Code Section 854(b)(2), the Funds listed below report a percentage of their ordinary income dividends distributed during the year ended June 30, 2026 as qualifying for the corporate dividends-received deduction:

Growth Fund	0%
Contrarian Fund	25.48%
Hedged Equity Fund	77.06%
Small Cap Growth Fund	0%
Pursuant to Section 1 (h)(11) of the Internal Revenue Code, the Funds listed below report the following amounts of their income dividends paid during the year ended June 30, 2026 as qualified dividend income (QDI):

Growth Fund	0%
Contrarian Fund	32.57%
Hedged Equity Fund	77.07%
Small Cap Growth Fund	0%
The Funds report a portion of the net income dividends distributed during the year ended June 30, 2026, as Qualified Interest Income (QII), as defined in the Internal Revenue Code as follows:

Growth Fund	0%
Contrarian Fund	22.98%
Hedged Equity Fund	0%
Small Cap Growth Fund	0%
The Funds report a portion of the short term capital gain dividends distributed during the year ended June 30, 2026, as Qualified Short-Term Gain, as defined in the Internal Revenue Code as follows:

Growth Fund	0%
Contrarian Fund	100.00%
Hedged Equity Fund	0%
Small Cap Growth Fund	0%
U.S. Government interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exception of these amounts from state income for the Funds.

Meridian Funds	62	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
2026 TAX NOTICE TO SHAREHOLDERS (Unaudited) (continued)

U.S. Government interest:

Growth Fund	0%
Contrarian Fund	0%
Hedged Equity Fund	0%
Small Cap Growth Fund	0%

Meridian Funds	63	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Other Information (Unaudited)
June 30, 2026
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosures
Not applicable to the period covered by this report.
Remuneration Paid to Directors, Officers and Others
Refer to the Statements of Operations included herein.
Board Consideration of Management Agreement
Not applicable to the period covered by this report.
Contact Us
By phone from 9:00 AM to 6:00 PM EST on any business day at the following if you are an:
Individual Investor:
(800) 446-6662
Institutional Investor:
(303) 398-2929
Financial Advisor:
(877) 796-3434
Key Information
Investment Adviser
ArrowMark Colorado Holdings, LLC
100 Fillmore Street, Suite 325
Denver, CO 80206
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator, Transfer Agent and Disbursing Agent
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Counsel
Davis Graham & Stubbs LLP
3400 Walnut Street, Suite 700
Denver, CO 80205
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
Directors and Officers
Directors
James Bernard Glavin, Chairman
Guy M. Arnold
John S. Emrich
Michael S. Erickson
Officers
Brian Schaub, President
Katie Jones, Chief Financial Officer and Treasurer
Rick Grove, Secretary and Chief
Compliance Officer

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Meridian Fund, Inc.®

By (Signature and Title)*	/s/ Brian Schaub
Brian Schaub
Principal Executive Officer and President

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Schaub
Brian Schaub
Principal Executive Officer and President

Date	September 8, 2026

By (Signature and Title)*	/s/ Katie Jones
Katie Jones
Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.